Quarterly Holdings Report
for

Fidelity® Series Bond Index Fund

May 31, 2020

SBX-QTLY-0720
1.9892977.101

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.7%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
2.75% 6/1/31	$3,000,000	$3,020,693
2.8% 2/17/21	1,604,000	1,626,280
2.95% 7/15/26	1,425,000	1,499,992
3.4% 5/15/25	1,652,000	1,781,237
3.5% 6/1/41	1,500,000	1,510,135
3.55% 6/1/24	535,000	576,406
3.6% 7/15/25	1,130,000	1,226,420
3.65% 6/1/51	1,950,000	1,964,876
3.8% 3/15/22	1,782,000	1,872,177
3.8% 2/15/27	1,604,000	1,752,536
4% 1/15/22	178,000	187,223
4.125% 2/17/26	4,870,000	5,427,882
4.35% 6/15/45	4,414,000	4,865,777
4.5% 3/9/48	1,706,000	1,941,866
4.55% 3/9/49	33,000	37,423
4.65% 6/1/44	1,403,000	1,582,225
4.75% 5/15/46	1,836,000	2,140,506
4.85% 7/15/45	1,705,000	1,952,656
4.9% 8/15/37	4,533,000	5,333,040
5.15% 11/15/46	1,150,000	1,403,237
5.15% 2/15/50	6,485,000	8,104,876
5.55% 8/15/41	1,301,000	1,628,811
6.35% 3/15/40	178,000	236,604
6.375% 3/1/41	1,221,000	1,672,471
British Telecommunications PLC 9.625% 12/15/30 (a)	805,000	1,279,565
Orange SA 5.5% 2/6/44	535,000	784,836
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	2,388,000	2,646,567
4.665% 3/6/38	1,050,000	1,198,677
5.213% 3/8/47	1,167,000	1,415,584
5.462% 2/16/21	481,000	495,516
5.52% 3/1/49	600,000	756,312
7.045% 6/20/36	464,000	665,222
Verizon Communications, Inc.:
2.625% 8/15/26	4,123,000	4,446,606
3.5% 11/1/24	535,000	588,859
4.125% 3/16/27	1,247,000	1,452,983
4.272% 1/15/36	4,327,000	5,213,464
4.4% 11/1/34	673,000	825,763
4.75% 11/1/41	178,000	233,541
5.012% 4/15/49	2,100,000	2,912,025
5.012% 8/21/54	2,238,000	3,196,476
5.25% 3/16/37	2,763,000	3,717,826
5.5% 3/16/47	4,791,000	7,056,092
6.55% 9/15/43	2,231,000	3,393,658
		95,624,921
Entertainment - 0.2%
NBCUniversal, Inc. 6.4% 4/30/40	535,000	783,585
The Walt Disney Co.:
2% 9/1/29	1,877,000	1,901,805
2.65% 1/13/31	5,000,000	5,332,180
2.75% 9/1/49	1,876,000	1,822,231
3.5% 5/13/40	1,000,000	1,094,119
3.6% 1/13/51	1,000,000	1,117,997
3.7% 10/15/25	1,247,000	1,404,392
3.8% 5/13/60	1,000,000	1,136,610
5.4% 10/1/43	691,000	926,998
5.65% 8/15/20	178,000	179,801
6.15% 3/1/37	705,000	993,546
6.15% 2/15/41	1,872,000	2,689,742
TWDC Enterprises 18 Corp. 2.3% 2/12/21	845,000	854,946
Viacom, Inc. 4.375% 3/15/43	470,000	448,148
		20,686,100
Interactive Media & Services - 0.0%
Alphabet, Inc.:
1.998% 8/15/26	410,000	444,850
3.625% 5/19/21	673,000	694,603
		1,139,453
Media - 0.8%
CBS Corp.:
3.375% 2/15/28	1,880,000	1,891,796
4% 1/15/26	1,069,000	1,141,668
4.2% 6/1/29	2,200,000	2,343,451
4.6% 1/15/45	1,301,000	1,258,843
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51	700,000	674,813
4.2% 3/15/28	1,961,000	2,183,179
4.908% 7/23/25	1,423,000	1,628,883
5.125% 7/1/49	2,445,000	2,837,397
5.375% 5/1/47	1,900,000	2,249,032
5.75% 4/1/48	933,000	1,148,899
6.384% 10/23/35	2,397,000	3,136,956
6.484% 10/23/45	836,000	1,079,794
Comcast Corp.:
1.625% 1/15/22	1,872,000	1,914,142
1.95% 1/15/31	2,690,000	2,693,529
2.35% 1/15/27	4,242,000	4,484,985
2.65% 2/1/30	1,500,000	1,598,922
2.8% 1/15/51	2,700,000	2,656,675
3.125% 7/15/22	535,000	566,329
3.15% 3/1/26	891,000	989,117
3.3% 2/1/27	2,122,000	2,364,519
3.375% 8/15/25	2,442,000	2,712,222
3.45% 2/1/50	2,000,000	2,216,034
3.7% 4/15/24	1,848,000	2,043,530
3.969% 11/1/47	926,000	1,090,022
4% 3/1/48	2,139,000	2,544,401
4.15% 10/15/28	3,360,000	3,974,785
4.65% 7/15/42	1,604,000	2,032,450
4.7% 10/15/48	5,708,000	7,456,537
4.75% 3/1/44	963,000	1,237,356
4.95% 10/15/58	1,340,000	1,875,047
6.4% 3/1/40	178,000	261,384
6.55% 7/1/39	535,000	805,259
6.95% 8/15/37	1,195,000	1,809,047
Discovery Communications LLC:
3.25% 4/1/23	416,000	436,231
3.625% 5/15/30	2,100,000	2,218,631
4.65% 5/15/50	2,100,000	2,232,407
4.875% 4/1/43	874,000	922,443
5.2% 9/20/47	1,497,000	1,672,579
5.3% 5/15/49	800,000	907,067
Fox Corp.:
4.03% 1/25/24	837,000	920,145
4.709% 1/25/29	1,850,000	2,162,550
5.476% 1/25/39	679,000	870,817
5.576% 1/25/49	1,660,000	2,198,478
Time Warner Cable, Inc.:
4.5% 9/15/42	1,961,000	2,099,858
7.3% 7/1/38	713,000	950,719
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	911,000	938,734
2.55% 2/15/22	501,000	516,203
3% 7/30/46	802,000	812,444
3.15% 9/17/25	1,688,000	1,870,532
4.125% 6/1/44	1,016,000	1,202,988
		91,833,829
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
3.125% 7/16/22	750,000	765,908
3.625% 4/22/29	2,503,000	2,733,276
6.125% 11/15/37	1,491,000	2,019,839
Rogers Communications, Inc.:
2.9% 11/15/26	445,000	481,661
3.625% 12/15/25	356,000	398,947
3.7% 11/15/49	1,300,000	1,442,297
4.1% 10/1/23	860,000	956,405
5.45% 10/1/43	1,029,000	1,387,770
Vodafone Group PLC:
2.5% 9/26/22	535,000	553,416
2.95% 2/19/23	1,230,000	1,296,016
3.75% 1/16/24	1,843,000	2,004,144
4.375% 5/30/28	6,205,000	7,261,678
5.125% 6/19/59	1,000,000	1,247,759
5.25% 5/30/48	2,907,000	3,768,734
		26,317,850

TOTAL COMMUNICATION SERVICES		235,602,153

CONSUMER DISCRETIONARY - 1.1%
Automobiles - 0.3%
American Honda Finance Corp.:
1.65% 7/12/21	1,417,000	1,428,584
1.7% 9/9/21	802,000	809,715
2.15% 9/10/24	3,830,000	3,907,289
2.3% 9/9/26	891,000	911,666
3.55% 1/12/24	4,350,000	4,642,085
Ford Motor Co. 4.75% 1/15/43	1,364,000	1,043,460
General Motors Co.:
5% 10/1/28	248,000	255,831
5.2% 4/1/45	761,000	725,432
5.95% 4/1/49	900,000	924,480
6.6% 4/1/36	1,041,000	1,112,359
6.75% 4/1/46	1,275,000	1,386,819
General Motors Financial Co., Inc.:
3.25% 1/5/23	1,284,000	1,276,766
3.85% 1/5/28	1,247,000	1,206,846
4% 1/15/25	2,629,000	2,649,591
4% 10/6/26	656,000	654,226
4.3% 7/13/25	2,210,000	2,235,623
4.35% 1/17/27	1,425,000	1,424,472
4.375% 9/25/21	1,638,000	1,647,456
5.65% 1/17/29	3,507,000	3,840,869
		32,083,569
Diversified Consumer Services - 0.1%
Duke University 2.832% 10/1/55	850,000	877,501
George Washington University 4.3% 9/15/44	356,000	417,158
Ingersoll-Rand Global Holding Co. Ltd.:
2.9% 2/21/21	846,000	855,772
3.75% 8/21/28	829,000	901,679
4.3% 2/21/48	886,000	978,177
Massachusetts Institute of Technology:
3.885% 7/1/2116	504,000	629,711
3.959% 7/1/38	842,000	1,043,727
Northwestern University 4.643% 12/1/44	597,000	782,192
President and Fellows of Harvard College:
3.3% 7/15/56	865,000	1,044,797
3.619% 10/1/37	178,000	208,600
Rice University 3.774% 5/15/55	340,000	414,696
Trustees of Princeton Univ. 5.7% 3/1/39	178,000	268,970
University Notre Dame du Lac 3.438% 2/15/45	593,000	707,644
University of Southern California 5.25% 10/1/2111	356,000	552,830
		9,683,454
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
2.75% 12/9/20	410,000	414,032
3.625% 9/1/49	3,800,000	4,131,906
3.7% 1/30/26	3,007,000	3,364,740
4.45% 3/1/47	1,013,000	1,229,815
4.875% 12/9/45	968,000	1,227,939
6.3% 3/1/38	1,256,000	1,767,340
Metropolitan Museum of Art 3.4% 7/1/45	535,000	567,740
Starbucks Corp.:
2.45% 6/15/26	1,782,000	1,887,088
3.8% 8/15/25	1,239,000	1,382,620
3.85% 10/1/23	335,000	365,256
4% 11/15/28	1,247,000	1,414,186
4.5% 11/15/48	837,000	972,746
		18,725,408
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.:
2.4% 2/22/23	2,825,000	2,979,856
2.8% 8/22/24	1,155,000	1,259,101
3.15% 8/22/27	1,864,000	2,117,466
3.875% 8/22/37	4,601,000	5,641,275
4.05% 8/22/47	2,306,000	3,031,491
4.25% 8/22/57	1,183,000	1,621,306
4.8% 12/5/34	1,069,000	1,444,677
		18,095,172
Multiline Retail - 0.1%
Dollar Tree, Inc.:
3.7% 5/15/23	1,551,000	1,654,353
4% 5/15/25	1,425,000	1,570,759
Kohl's Corp. 4.75% 12/15/23	380,000	334,787
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	481,000	365,560
4.3% 2/15/43	846,000	453,033
Nordstrom, Inc.:
4% 3/15/27	804,000	625,749
5% 1/15/44	356,000	240,590
Target Corp.:
3.9% 11/15/47	1,549,000	1,930,556
4% 7/1/42	1,247,000	1,552,086
		8,727,473
Specialty Retail - 0.3%
Advance Auto Parts, Inc. 4.5% 12/1/23	668,000	714,126
AutoZone, Inc.:
3.125% 7/15/23	682,000	721,572
3.25% 4/15/25	713,000	763,698
3.7% 4/15/22	980,000	1,026,735
3.75% 6/1/27	1,034,000	1,120,337
Lowe's Companies, Inc.:
3.65% 4/5/29	1,909,000	2,158,459
3.7% 4/15/46	624,000	689,075
4.05% 5/3/47	2,050,000	2,349,097
4.55% 4/5/49	1,688,000	2,102,644
4.65% 4/15/42	1,158,000	1,424,070
O'Reilly Automotive, Inc. 3.85% 6/15/23	504,000	522,736
The Home Depot, Inc.:
2.5% 4/15/27	3,300,000	3,593,735
2.8% 9/14/27	891,000	1,005,284
2.95% 6/15/29	4,000,000	4,441,944
3% 4/1/26	1,788,000	1,998,338
3.125% 12/15/49	1,000,000	1,091,483
3.75% 2/15/24	1,198,000	1,328,713
3.9% 12/6/28	1,027,000	1,223,588
3.9% 6/15/47	1,529,000	1,844,388
4.2% 4/1/43	281,000	340,614
4.25% 4/1/46	584,000	737,695
4.5% 12/6/48	1,331,000	1,758,923
4.875% 2/15/44	513,000	701,023
5.875% 12/16/36	1,854,000	2,686,152
		36,344,429
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. 3.375% 11/1/46	802,000	907,399

TOTAL CONSUMER DISCRETIONARY		124,566,904

CONSUMER STAPLES - 2.1%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc.:
2.625% 1/17/23	504,000	527,369
3.3% 2/1/23	1,642,000	1,738,033
3.65% 2/1/26	10,789,000	11,867,221
4.625% 2/1/44	1,025,000	1,160,311
4.7% 2/1/36	868,000	991,038
4.9% 2/1/46	3,240,000	3,748,846
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 7/15/22	411,000	425,259
4.15% 1/23/25	2,504,000	2,814,073
4.439% 10/6/48	1,318,000	1,438,394
4.6% 4/15/48	3,342,000	3,715,600
5.55% 1/23/49	7,412,000	9,293,242
5.8% 1/23/59 (Reg. S)	2,487,000	3,273,755
8.2% 1/15/39	499,000	778,313
Constellation Brands, Inc.:
3.5% 5/9/27	1,782,000	1,925,219
3.7% 12/6/26	1,346,000	1,486,642
Diageo Capital PLC:
1.375% 9/29/25	2,400,000	2,425,301
2% 4/29/30	2,600,000	2,641,237
2.125% 4/29/32	2,400,000	2,440,448
Dr. Pepper Snapple Group, Inc.:
3.8% 5/1/50	2,400,000	2,612,575
4.057% 5/25/23	2,674,000	2,914,099
4.985% 5/25/38	1,284,000	1,611,144
Molson Coors Beverage Co.:
2.1% 7/15/21	874,000	882,013
3% 7/15/26	3,101,000	3,112,077
4.2% 7/15/46	2,358,000	2,222,844
PepsiCo, Inc.:
1.625% 5/1/30	7,471,000	7,543,717
2.15% 10/14/20	2,139,000	2,150,542
2.25% 5/2/22	2,139,000	2,222,510
2.375% 10/6/26	1,203,000	1,302,188
3% 10/15/27	3,245,000	3,632,428
3.6% 8/13/42	535,000	626,914
4.25% 10/22/44	1,069,000	1,327,983
4.45% 4/14/46	1,034,000	1,363,205
The Coca-Cola Co.:
1.45% 6/1/27	1,500,000	1,524,653
1.55% 9/1/21	711,000	721,340
1.65% 6/1/30	1,500,000	1,500,832
2.2% 5/25/22	2,674,000	2,770,379
2.5% 6/1/40	1,500,000	1,508,050
2.6% 6/1/50	1,500,000	1,476,589
2.75% 6/1/60	1,500,000	1,465,764
2.875% 10/27/25	1,707,000	1,900,473
3.15% 11/15/20	659,000	667,387
		99,750,007
Food & Staples Retailing - 0.3%
Costco Wholesale Corp. 2.75% 5/18/24	1,069,000	1,158,409
Kroger Co.:
2.65% 10/15/26	508,000	548,211
3.5% 2/1/26	713,000	786,419
5.15% 8/1/43	485,000	620,130
5.4% 1/15/49	1,161,000	1,556,193
Sysco Corp.:
3.3% 7/15/26	584,000	601,062
3.3% 2/15/50	2,800,000	2,386,134
3.75% 10/1/25	1,016,000	1,065,363
Walgreen Co. 3.1% 9/15/22	508,000	530,665
Walgreens Boots Alliance, Inc.:
3.45% 6/1/26	891,000	946,160
4.65% 6/1/46	980,000	1,016,449
Walmart, Inc.:
2.85% 7/8/24	4,600,000	4,988,630
3.3% 4/22/24	3,387,000	3,710,233
3.4% 6/26/23	1,668,000	1,808,454
3.7% 6/26/28	2,192,000	2,592,622
4.05% 6/29/48	4,969,000	6,380,738
4.3% 4/22/44	1,069,000	1,395,864
5.625% 4/1/40	356,000	526,950
5.625% 4/15/41	820,000	1,243,172
6.5% 8/15/37	1,475,000	2,307,774
		36,169,632
Food Products - 0.4%
Campbell Soup Co.:
2.5% 8/2/22	846,000	873,370
4.8% 3/15/48	2,496,000	3,176,416
Conagra Brands, Inc.:
3.2% 1/25/23	1,569,000	1,643,755
3.8% 10/22/21	837,000	869,807
4.3% 5/1/24	1,598,000	1,767,540
4.85% 11/1/28	2,429,000	2,917,885
5.3% 11/1/38	2,484,000	3,166,916
5.4% 11/1/48	324,000	431,012
General Mills, Inc.:
3.7% 10/17/23	2,487,000	2,710,312
4.2% 4/17/28	3,066,000	3,576,655
4.7% 4/17/48	1,300,000	1,712,980
H.J. Heinz Co.:
3% 6/1/26	2,317,000	2,319,167
4.375% 6/1/46	1,217,000	1,137,242
4.625% 1/30/29	6,690,000	7,216,782
5% 7/15/35	624,000	671,208
5.2% 7/15/45	924,000	947,521
Kellogg Co.:
3.125% 5/17/22	335,000	349,424
3.25% 4/1/26	663,000	725,262
4.3% 5/15/28	1,069,000	1,226,619
Kraft Foods Group, Inc. 5% 6/4/42	504,000	517,112
Tyson Foods, Inc.:
3.95% 8/15/24	1,350,000	1,489,507
4% 3/1/26	1,314,000	1,484,381
4.35% 3/1/29	4,604,000	5,477,716
5.1% 9/28/48	336,000	429,519
Unilever Capital Corp.:
2% 7/28/26	284,000	301,787
3.1% 7/30/25	517,000	576,080
		47,715,975
Household Products - 0.1%
Colgate-Palmolive Co. 3.25% 3/15/24	1,782,000	1,927,146
Kimberly-Clark Corp.:
2.4% 3/1/22	926,000	951,101
2.4% 6/1/23	1,425,000	1,489,303
3.2% 7/30/46	445,000	496,668
Procter & Gamble Co.:
2.3% 2/6/22	837,000	865,604
2.85% 8/11/27	802,000	906,077
3.1% 8/15/23	1,782,000	1,960,033
		8,595,932
Tobacco - 0.4%
Altria Group, Inc.:
2.85% 8/9/22	1,247,000	1,294,700
3.8% 2/14/24	829,000	901,119
3.875% 9/16/46	1,782,000	1,752,086
4.25% 8/9/42	1,744,000	1,781,721
4.8% 2/14/29	2,365,000	2,708,608
5.8% 2/14/39	1,666,000	2,027,555
5.95% 2/14/49	1,854,000	2,370,953
BAT Capital Corp.:
2.764% 8/15/22	1,693,000	1,744,689
3.222% 8/15/24	1,836,000	1,930,823
3.462% 9/6/29	3,400,000	3,495,409
3.557% 8/15/27	3,773,000	3,964,281
4.54% 8/15/47	2,983,000	3,167,464
Philip Morris International, Inc.:
1.875% 2/25/21	2,674,000	2,697,249
2.125% 5/10/23	553,000	572,287
2.75% 2/25/26	668,000	720,189
3.375% 8/15/29	3,300,000	3,698,321
3.6% 11/15/23	654,000	715,034
3.875% 8/21/42	860,000	950,734
4.125% 3/4/43	1,782,000	2,016,812
4.875% 11/15/43	1,069,000	1,327,689
6.375% 5/16/38	258,000	377,613
Reynolds American, Inc.:
4.45% 6/12/25	1,259,000	1,391,856
4.85% 9/15/23	321,000	354,286
5.85% 8/15/45	756,000	906,738
7.25% 6/15/37	1,287,000	1,661,192
		44,529,408

TOTAL CONSUMER STAPLES		236,760,954

ENERGY - 2.3%
Energy Equipment & Services - 0.1%
Baker Hughes Co.:
4.08% 12/15/47	4,181,000	4,195,817
5.125% 9/15/40	356,000	417,439
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	677,000	732,512
Halliburton Co.:
3.8% 11/15/25	114,000	120,615
5% 11/15/45	1,344,000	1,326,115
7.45% 9/15/39	267,000	328,174
		7,120,672
Oil, Gas & Consumable Fuels - 2.2%
Apache Corp.:
4.375% 10/15/28	5,354,000	4,790,681
5.1% 9/1/40	535,000	428,222
Boardwalk Pipelines LP 4.95% 12/15/24	846,000	820,938
BP Capital Markets PLC:
2.5% 11/6/22	535,000	554,078
3.062% 3/17/22	668,000	696,041
3.279% 9/19/27	2,270,000	2,462,638
Canadian Natural Resources Ltd.:
2.95% 1/15/23	420,000	429,212
3.9% 2/1/25	335,000	353,280
4.95% 6/1/47	1,141,000	1,207,967
6.25% 3/15/38	1,221,000	1,374,647
Cenovus Energy, Inc.:
3% 8/15/22	303,000	287,887
3.8% 9/15/23	312,000	297,028
4.25% 4/15/27	1,693,000	1,536,543
5.4% 6/15/47	1,676,000	1,319,219
6.75% 11/15/39	356,000	319,309
Chevron Corp.:
1.141% 5/11/23	1,300,000	1,324,234
1.554% 5/11/25	1,300,000	1,339,998
1.995% 5/11/27	1,300,000	1,357,190
2.1% 5/16/21	2,451,000	2,487,868
2.236% 5/11/30	1,300,000	1,370,053
2.895% 3/3/24	4,194,000	4,521,347
2.954% 5/16/26	1,961,000	2,172,109
2.978% 5/11/40	1,300,000	1,390,911
3.078% 5/11/50	1,300,000	1,396,038
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	543,000	543,000
4.5% 6/1/25	593,000	665,401
ConocoPhillips Co.:
4.95% 3/15/26	4,376,000	5,200,515
5.95% 3/15/46	1,069,000	1,529,202
6.5% 2/1/39	1,342,000	1,924,977
DCP Midstream Operating LP 3.875% 3/15/23	673,000	635,985
Devon Energy Corp.:
5% 6/15/45	624,000	553,601
5.6% 7/15/41	513,000	475,427
Ecopetrol SA:
5.375% 6/26/26	845,000	896,228
5.875% 9/18/23	3,000,000	3,233,850
5.875% 5/28/45	677,000	703,530
7.375% 9/18/43	880,000	1,041,920
Enbridge Energy Partners LP 4.2% 9/15/21	1,551,000	1,598,871
Enbridge, Inc.:
3.5% 6/10/24	504,000	536,765
5.5% 12/1/46	2,582,000	3,083,024
Encana Corp.:
3.9% 11/15/21	874,000	839,052
6.5% 2/1/38	1,591,000	1,214,793
Energy Transfer Partners LP:
3.6% 2/1/23	1,524,000	1,560,296
4.95% 6/15/28	1,681,000	1,770,846
5% 5/15/50	900,000	862,303
5.15% 3/15/45	1,425,000	1,370,269
5.5% 6/1/27	1,400,000	1,514,676
5.8% 6/15/38	5,730,000	5,909,603
6% 6/15/48	3,656,000	3,862,613
6.25% 4/15/49	105,000	113,968
Enterprise Products Operating LP:
3.7% 2/15/26	316,000	352,349
3.95% 2/15/27	4,613,000	5,138,975
4.05% 2/15/22	1,662,000	1,736,454
4.25% 2/15/48	5,064,000	5,474,580
4.8% 2/1/49	265,000	309,178
4.85% 8/15/42	445,000	500,967
4.85% 3/15/44	891,000	1,015,863
4.9% 5/15/46	763,000	873,580
5.7% 2/15/42	356,000	430,271
7.55% 4/15/38	356,000	492,465
EOG Resources, Inc. 4.15% 1/15/26	998,000	1,134,879
Equinor ASA:
3.625% 9/10/28	2,153,000	2,436,136
3.7% 3/1/24	651,000	712,934
5.1% 8/17/40	356,000	466,365
Exxon Mobil Corp.:
2.726% 3/1/23	1,782,000	1,875,796
3.043% 3/1/26	1,484,000	1,644,279
3.452% 4/15/51	3,000,000	3,280,397
3.567% 3/6/45	1,186,000	1,309,834
Hess Corp.:
3.5% 7/15/24	677,000	658,591
5.6% 2/15/41	606,000	601,287
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	2,175,000	2,275,017
3.5% 9/1/23	356,000	376,644
3.95% 9/1/22	1,247,000	1,311,622
4.25% 9/1/24	5,024,000	5,497,866
5% 3/1/43	178,000	197,810
5.5% 3/1/44	1,247,000	1,490,295
5.625% 9/1/41	178,000	215,703
6.55% 9/15/40	535,000	673,589
Kinder Morgan, Inc.:
4.3% 3/1/28	1,776,000	1,981,719
5.2% 3/1/48	885,000	1,058,492
5.3% 12/1/34	1,524,000	1,751,933
Magellan Midstream Partners LP:
3.95% 3/1/50	1,590,000	1,570,200
4.25% 9/15/46	980,000	939,206
5% 3/1/26	535,000	604,609
Marathon Oil Corp.:
3.85% 6/1/25	1,247,000	1,181,246
4.4% 7/15/27	3,070,000	2,808,537
5.2% 6/1/45	891,000	779,668
Marathon Petroleum Corp.:
4.5% 4/1/48	3,210,000	3,049,293
4.75% 12/15/23	1,019,000	1,099,679
5.125% 3/1/21	178,000	182,082
6.5% 3/1/41	178,000	211,674
MPLX LP:
4.125% 3/1/27	1,685,000	1,740,345
4.7% 4/15/48	3,476,000	3,527,321
4.8% 2/15/29	2,638,000	2,876,090
5.2% 3/1/47	1,091,000	1,185,179
5.5% 2/15/49	1,800,000	2,037,816
Nexen, Inc. 5.875% 3/10/35	662,000	915,165
Noble Energy, Inc.:
4.2% 10/15/49	1,100,000	891,610
4.95% 8/15/47	2,459,000	2,101,049
ONEOK Partners LP 3.375% 10/1/22	891,000	898,848
ONEOK, Inc.:
4.45% 9/1/49	1,110,000	1,013,835
4.95% 7/13/47	1,043,000	1,008,565
5.2% 7/15/48	538,000	541,511
Petro-Canada 6.8% 5/15/38	1,505,000	1,919,858
Petroleos Mexicanos:
5.35% 2/12/28	2,060,000	1,670,207
5.625% 1/23/46	546,000	386,978
5.95% 1/28/31 (b)	2,800,000	2,264,500
6.35% 2/12/48	3,862,000	2,816,243
6.49% 1/23/27 (b)	3,332,000	2,927,995
6.5% 3/13/27	3,623,000	3,199,562
6.75% 9/21/47	2,360,000	1,831,950
6.84% 1/23/30 (b)	3,100,000	2,650,481
7.69% 1/23/50 (b)	4,361,000	3,630,533
Phillips 66 Co.:
3.9% 3/15/28	4,400,000	4,915,217
4.875% 11/15/44	178,000	221,166
5.875% 5/1/42	1,693,000	2,317,870
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	1,284,000	1,283,081
4.65% 10/15/25	2,184,000	2,236,893
4.9% 2/15/45	339,000	309,246
6.65% 1/15/37	498,000	509,205
Shell International Finance BV:
1.75% 9/12/21	1,158,000	1,175,359
2.375% 8/21/22	535,000	555,236
3.125% 11/7/49	3,000,000	3,112,519
3.25% 5/11/25	2,523,000	2,796,441
3.5% 11/13/23	9,747,000	10,639,185
4% 5/10/46	713,000	827,750
4.375% 5/11/45	2,370,000	2,919,673
6.375% 12/15/38	748,000	1,148,282
Spectra Energy Partners LP:
3.375% 10/15/26	2,907,000	3,068,681
4.75% 3/15/24	860,000	950,733
Suncor Energy, Inc.:
3.6% 12/1/24	1,263,000	1,337,087
4% 11/15/47	3,021,000	3,092,811
6.85% 6/1/39	356,000	456,992
Sunoco Logistics Partner Operations LP:
3.9% 7/15/26	1,340,000	1,350,817
5.3% 4/1/44	1,034,000	1,020,223
5.4% 10/1/47	980,000	973,463
The Williams Companies, Inc.:
3.75% 6/15/27	4,163,000	4,427,754
4.55% 6/24/24	1,012,000	1,097,094
4.85% 3/1/48	1,722,000	1,913,688
5.75% 6/24/44	339,000	395,514
Total Capital International SA:
2.7% 1/25/23	339,000	355,921
2.75% 6/19/21	1,069,000	1,091,443
2.875% 2/17/22	744,000	770,682
3.127% 5/29/50	600,000	606,217
3.455% 2/19/29	3,803,000	4,235,198
3.461% 7/12/49	1,500,000	1,605,013
3.75% 4/10/24	356,000	393,775
TransCanada PipeLines Ltd.:
2.5% 8/1/22	891,000	910,603
4.75% 5/15/38	378,000	440,023
4.875% 1/15/26	891,000	1,032,642
4.875% 5/15/48	877,000	1,081,586
5.1% 3/15/49	1,836,000	2,353,697
6.1% 6/1/40	1,195,000	1,556,494
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30 (b)	970,000	1,032,226
3.95% 5/15/50 (b)	970,000	1,029,460
4.45% 8/1/42	1,381,000	1,547,221
4.6% 3/15/48	713,000	839,902
Valero Energy Corp.:
4% 4/1/29	1,836,000	2,023,771
6.625% 6/15/37	966,000	1,253,168
Williams Partners LP:
3.35% 8/15/22	499,000	515,326
3.9% 1/15/25	628,000	671,732
		258,013,938

TOTAL ENERGY		265,134,610

FINANCIALS - 8.3%
Banks - 4.8%
Australia and New Zealand Banking Group Ltd. 3.7% 11/16/25	944,000	1,065,973
Bank of America Corp.:
2.456% 10/22/25 (a)	2,600,000	2,705,593
2.503% 10/21/22	1,604,000	1,641,181
2.625% 4/19/21	1,247,000	1,269,463
3.004% 12/20/23 (a)	1,888,000	1,972,791
3.194% 7/23/30 (a)	2,934,000	3,152,115
3.248% 10/21/27	668,000	730,255
3.366% 1/23/26 (a)	8,569,000	9,239,697
3.419% 12/20/28 (a)	3,230,000	3,514,342
3.593% 7/21/28 (a)	1,978,000	2,175,511
3.705% 4/24/28 (a)	1,568,000	1,726,252
3.864% 7/23/24 (a)	4,331,000	4,688,846
3.974% 2/7/30 (a)	2,521,000	2,863,237
4% 4/1/24	867,000	959,395
4% 1/22/25	1,069,000	1,166,732
4.083% 3/20/51 (a)	3,250,000	3,875,446
4.1% 7/24/23	1,247,000	1,363,532
4.183% 11/25/27	918,000	1,029,777
4.2% 8/26/24	1,515,000	1,670,780
4.25% 10/22/26	713,000	800,499
4.271% 7/23/29 (a)	7,550,000	8,688,346
4.33% 3/15/50 (a)	2,333,000	2,882,714
4.443% 1/20/48 (a)	2,718,000	3,340,603
4.45% 3/3/26	2,317,000	2,609,363
5% 1/21/44	958,000	1,255,918
Bank of Montreal:
3.3% 2/5/24	11,100,000	11,910,773
3.803% 12/15/32 (a)	420,000	437,779
Bank of Nova Scotia:
3.4% 2/11/24	9,151,000	9,885,333
4.375% 1/13/21	178,000	182,328
4.5% 12/16/25	2,830,000	3,164,634
Barclays PLC:
2.852% 5/7/26 (a)	3,600,000	3,688,123
3.25% 1/12/21	1,336,000	1,352,206
3.932% 5/7/25 (a)	572,000	609,078
4.337% 1/10/28	998,000	1,085,909
4.375% 1/12/26	711,000	781,986
4.836% 5/9/28	1,711,000	1,841,004
4.95% 1/10/47	3,320,000	4,119,296
5.25% 8/17/45	998,000	1,276,562
BB&T Corp. 2.75% 4/1/22	1,581,000	1,632,821
BPCE SA 4% 4/15/24	284,000	309,491
Capital One Bank NA 3.375% 2/15/23	345,000	357,121
Capital One NA 2.25% 9/13/21	1,604,000	1,623,342
Citigroup, Inc.:
3 month U.S. LIBOR + 1.023% 4.044% 6/1/24 (a)(c)	3,565,000	3,836,266
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (a)(c)	10,206,000	11,020,467
2.35% 8/2/21	3,761,000	3,827,630
2.7% 10/27/22	17,500,000	18,124,794
2.75% 4/25/22	2,601,000	2,683,059
3.142% 1/24/23 (a)	4,099,000	4,217,903
3.668% 7/24/28 (a)	1,351,000	1,467,145
3.7% 1/12/26	1,984,000	2,173,954
3.887% 1/10/28 (a)	802,000	881,063
3.98% 3/20/30 (a)	5,278,000	5,903,013
4.125% 7/25/28	2,752,000	3,020,641
4.4% 6/10/25	713,000	788,683
4.6% 3/9/26	1,069,000	1,197,141
4.75% 5/18/46	1,403,000	1,694,670
5.3% 5/6/44	356,000	451,616
5.5% 9/13/25	891,000	1,042,194
5.875% 1/30/42	298,000	427,538
8.125% 7/15/39	1,425,000	2,395,590
Citizens Financial Group, Inc.:
2.375% 7/28/21	777,000	787,939
4.3% 12/3/25	337,000	368,023
Comerica, Inc. 3.8% 7/22/26	651,000	690,145
Corporacion Andina de Fomento 4.375% 6/15/22	2,513,000	2,629,251
Credit Suisse Group Funding Guernsey Ltd.:
3.8% 9/15/22	2,234,000	2,358,348
3.8% 6/9/23	3,565,000	3,784,525
4.55% 4/17/26	1,515,000	1,718,530
4.875% 5/15/45	711,000	894,966
Credit Suisse New York Branch:
3% 10/29/21	427,000	440,405
3.625% 9/9/24	7,519,000	8,218,416
Discover Bank 4.2% 8/8/23	1,247,000	1,330,995
Export-Import Bank of Korea:
2.875% 1/21/25	2,955,000	3,181,619
5% 4/11/22	1,099,000	1,178,616
Fifth Third Bancorp:
2.55% 5/5/27	2,600,000	2,697,675
2.6% 6/15/22	1,334,000	1,376,877
3.5% 3/15/22	294,000	307,104
8.25% 3/1/38	371,000	557,106
HSBC Holdings PLC:
2.65% 1/5/22	3,743,000	3,833,925
3.4% 3/8/21	1,889,000	1,927,747
3.803% 3/11/25 (a)	9,504,000	10,173,700
3.9% 5/25/26	1,961,000	2,154,533
4.25% 8/18/25	998,000	1,072,669
4.292% 9/12/26 (a)	13,003,000	14,367,735
4.375% 11/23/26	5,116,000	5,605,570
4.875% 1/14/22	1,800,000	1,908,245
5.1% 4/5/21	499,000	516,913
5.25% 3/14/44	654,000	800,783
6.5% 9/15/37	1,872,000	2,520,399
HSBC U.S.A., Inc. 3.5% 6/23/24	1,247,000	1,351,084
Huntington Bancshares, Inc.:
2.3% 1/14/22	3,208,000	3,272,067
3.15% 3/14/21	1,693,000	1,718,924
Japan Bank International Cooperation:
1.875% 7/21/26	540,000	568,286
2.125% 2/10/25	284,000	300,970
2.25% 11/4/26	744,000	803,026
2.375% 11/16/22	2,048,000	2,135,991
2.375% 4/20/26	470,000	509,436
2.75% 1/21/26	450,000	496,367
2.875% 6/1/27	1,354,000	1,521,733
3.125% 7/20/21	562,000	578,238
3.25% 7/20/28	1,604,000	1,871,078
3.5% 10/31/28	1,000,000	1,187,640
JPMorgan Chase & Co.:
2.776% 4/25/23 (a)	891,000	919,610
2.95% 10/1/26	4,497,000	4,848,131
2.956% 5/13/31 (a)	5,000,000	5,147,480
3.109% 4/22/51 (a)	1,600,000	1,624,610
3.22% 3/1/25 (a)	8,329,000	8,920,840
3.25% 9/23/22	713,000	751,374
3.3% 4/1/26	1,604,000	1,757,470
3.375% 5/1/23	339,000	360,321
3.509% 1/23/29 (a)	11,000,000	11,968,487
3.54% 5/1/28 (a)	3,030,000	3,313,490
3.559% 4/23/24 (a)	1,782,000	1,897,412
3.797% 7/23/24 (a)	2,468,000	2,652,084
3.875% 9/10/24	5,833,000	6,409,868
3.882% 7/24/38 (a)	802,000	916,669
3.9% 7/15/25	3,850,000	4,306,490
3.964% 11/15/48 (a)	1,676,000	1,943,609
4.005% 4/23/29 (a)	1,686,000	1,900,869
4.125% 12/15/26	1,047,000	1,181,568
4.203% 7/23/29 (a)	3,341,000	3,821,019
4.35% 8/15/21	356,000	372,517
4.452% 12/5/29 (a)	3,500,000	4,085,527
4.5% 1/24/22	2,317,000	2,463,143
4.625% 5/10/21	267,000	277,224
4.85% 2/1/44	891,000	1,171,353
4.95% 6/1/45	707,000	915,529
5.5% 10/15/40	1,016,000	1,387,449
5.6% 7/15/41	267,000	374,806
5.625% 8/16/43	891,000	1,223,230
KeyBank NA 3.4% 5/20/26	711,000	760,567
KeyCorp 2.9% 9/15/20	1,034,000	1,040,904
Lloyds Banking Group PLC:
3.1% 7/6/21	1,782,000	1,819,298
4.344% 1/9/48	2,674,000	2,967,417
4.375% 3/22/28	2,000,000	2,239,937
4.582% 12/10/25	420,000	454,578
4.65% 3/24/26	1,533,000	1,688,237
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	393,000	400,426
2.801% 7/18/24	1,294,000	1,356,263
2.998% 2/22/22	1,640,000	1,692,864
3.195% 7/18/29	3,113,000	3,351,221
3.455% 3/2/23	1,000,000	1,055,562
3.751% 7/18/39	1,286,000	1,416,142
3.85% 3/1/26	1,173,000	1,302,870
3.961% 3/2/28	3,921,000	4,406,015
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.830% 2.226% 5/25/26 (a)	1,600,000	1,620,985
2.591% 5/25/31 (a)	1,400,000	1,413,744
2.839% 7/16/25 (a)	4,600,000	4,764,148
2.953% 2/28/22	1,533,000	1,585,196
3.549% 3/5/23	2,139,000	2,261,795
National Australia Bank Ltd. 2.5% 5/22/22	1,782,000	1,844,514
Nordic Investment Bank 2.125% 2/1/22	540,000	555,902
Oesterreichische Kontrollbank:
2.375% 10/1/21	842,000	864,993
2.875% 9/7/21	750,000	774,139
PNC Bank NA:
2.6% 7/21/20	950,000	951,520
2.625% 2/17/22	2,139,000	2,213,198
PNC Financial Services Group, Inc.:
2.2% 11/1/24	3,500,000	3,669,286
3.5% 1/23/24	630,000	685,622
3.9% 4/29/24	1,007,000	1,099,757
Rabobank Nederland:
3.75% 7/21/26	3,431,000	3,712,996
3.95% 11/9/22	754,000	793,189
4.375% 8/4/25	853,000	944,941
4.5% 1/11/21	178,000	182,398
5.25% 5/24/41	535,000	738,514
Rabobank Nederland New York Branch:
2.75% 1/10/23	3,030,000	3,186,002
3.375% 5/21/25	533,000	586,005
Regions Financial Corp. 2.75% 8/14/22	1,351,000	1,382,731
Royal Bank of Canada:
2.55% 7/16/24	9,480,000	9,997,083
2.75% 2/1/22	2,317,000	2,408,101
4.65% 1/27/26	2,315,000	2,659,250
Royal Bank of Scotland Group PLC:
3 month U.S. LIBOR + 1.750% 4.892% 5/18/29 (a)(c)	2,600,000	2,977,801
3.498% 5/15/23 (a)	1,824,000	1,876,395
3.754% 11/1/29 (a)	1,000,000	1,011,594
3.875% 9/12/23	540,000	571,803
4.445% 5/8/30 (a)	252,000	284,537
4.8% 4/5/26	1,176,000	1,317,434
Santander Holdings U.S.A., Inc. 3.4% 1/18/23	1,947,000	2,010,570
Sumitomo Mitsui Banking Corp. 3.4% 7/11/24	814,000	874,889
Sumitomo Mitsui Financial Group, Inc.:
2.348% 1/15/25	2,000,000	2,067,845
2.442% 10/19/21	2,674,000	2,741,408
2.696% 7/16/24	3,600,000	3,767,718
2.75% 1/15/30	2,000,000	2,083,832
2.778% 10/18/22	1,346,000	1,399,081
2.784% 7/12/22	1,870,000	1,931,322
2.846% 1/11/22	1,889,000	1,940,695
3.102% 1/17/23	2,655,000	2,787,885
3.936% 10/16/23	2,794,000	3,027,428
Synchrony Bank 3% 6/15/22	1,247,000	1,251,493
The Toronto-Dominion Bank:
2.5% 12/14/20	2,498,000	2,525,205
2.65% 6/12/24	9,030,000	9,621,723
3.25% 3/11/24	6,720,000	7,299,915
3.5% 7/19/23	1,782,000	1,937,867
U.S. Bancorp:
2.625% 1/24/22	2,473,000	2,555,552
3.1% 4/27/26	1,604,000	1,744,436
4.125% 5/24/21	535,000	552,986
Wells Fargo & Co.:
2.1% 7/26/21	1,782,000	1,808,631
2.406% 10/30/25 (a)	11,000,000	11,290,041
2.6% 7/22/20	1,361,000	1,364,920
2.625% 7/22/22	2,635,000	2,715,117
3% 10/23/26	3,624,000	3,879,202
3.068% 4/30/41 (a)	7,000,000	7,006,813
3.3% 9/9/24	4,985,000	5,370,951
3.45% 2/13/23	655,000	689,501
3.55% 9/29/25	756,000	826,691
3.75% 1/24/24	5,040,000	5,420,717
3.9% 5/1/45	849,000	958,610
4.1% 6/3/26	575,000	630,296
4.4% 6/14/46	1,272,000	1,435,894
4.48% 1/16/24	681,000	751,269
4.75% 12/7/46	2,852,000	3,358,720
4.9% 11/17/45	742,000	894,119
5.013% 4/4/51 (a)	2,500,000	3,289,253
5.375% 11/2/43	330,000	422,193
5.606% 1/15/44	2,028,000	2,686,443
Westpac Banking Corp.:
2% 8/19/21	1,529,000	1,557,669
2.5% 6/28/22	4,533,000	4,703,500
2.85% 5/13/26	846,000	919,446
3.3% 2/26/24	2,674,000	2,889,201
4.11% 7/24/34 (a)	1,590,000	1,709,881
4.421% 7/24/39	1,910,000	2,123,319
Zions Bancorp NA 4.5% 6/13/23	36,000	37,309
		552,178,722
Capital Markets - 1.3%
Affiliated Managers Group, Inc. 3.5% 8/1/25	846,000	908,492
Bank of New York Mellon Corp.:
2.6% 8/17/20	1,676,000	1,680,931
2.6% 2/7/22	1,782,000	1,837,186
2.8% 5/4/26	1,004,000	1,104,596
2.95% 1/29/23	2,674,000	2,829,926
BlackRock, Inc.:
3.5% 3/18/24	517,000	573,402
4.25% 5/24/21	1,158,000	1,201,741
Deutsche Bank AG 4.5% 4/1/25	427,000	420,874
Deutsche Bank AG London Branch 4.1% 1/13/26	4,800,000	4,956,555
Deutsche Bank AG New York Branch:
2.95% 8/20/20	1,746,000	1,747,611
3.3% 11/16/22	1,640,000	1,655,284
3.7% 5/30/24	1,746,000	1,760,375
3.95% 2/27/23	5,622,000	5,741,438
4.1% 1/13/26	3,886,000	3,952,994
Eaton Vance Corp. 3.625% 6/15/23	504,000	538,516
Franklin Resources, Inc. 2.85% 3/30/25	677,000	724,230
Goldman Sachs Group, Inc.:
2.35% 11/15/21	4,893,000	4,925,546
3% 4/26/22	2,980,000	3,031,890
3.2% 2/23/23	4,129,000	4,341,960
3.5% 1/23/25	891,000	956,352
3.625% 1/22/23	1,604,000	1,713,312
3.625% 2/20/24	1,872,000	2,012,689
3.691% 6/5/28 (a)	7,900,000	8,633,226
3.75% 2/25/26	1,038,000	1,139,542
3.85% 7/8/24	677,000	737,420
3.85% 1/26/27	5,390,000	5,938,380
4.25% 10/21/25	891,000	990,158
4.75% 10/21/45	2,813,000	3,506,151
5.25% 7/27/21	802,000	839,867
5.75% 1/24/22	766,000	824,717
5.95% 1/15/27	2,674,000	3,274,883
6% 6/15/20	294,000	294,553
6.75% 10/1/37	5,170,000	7,149,636
Intercontinental Exchange, Inc.:
3.75% 12/1/25	1,025,000	1,159,841
3.75% 9/21/28	1,663,000	1,898,807
4% 10/15/23	668,000	737,508
Merrill Lynch & Co., Inc.:
6.11% 1/29/37	1,224,000	1,669,101
7.75% 5/14/38	744,000	1,188,829
Morgan Stanley:
3 month U.S. LIBOR + 1.431% 4.457% 4/22/39 (a)(c)	5,218,000	6,318,129
2.188% 4/28/26 (a)	2,320,000	2,383,404
2.625% 11/17/21	3,098,000	3,182,516
2.75% 5/19/22	2,139,000	2,220,891
3.125% 1/23/23	10,908,000	11,515,388
3.125% 7/27/26	998,000	1,081,208
3.591% 7/22/28 (a)	1,515,000	1,664,849
3.7% 10/23/24	1,069,000	1,172,984
3.75% 2/25/23	1,207,000	1,291,009
3.772% 1/24/29 (a)	4,500,000	5,012,049
3.875% 4/29/24	2,616,000	2,864,096
3.875% 1/27/26	935,000	1,052,001
3.95% 4/23/27	3,938,000	4,384,696
3.971% 7/22/38 (a)	1,114,000	1,277,520
4.3% 1/27/45	356,000	431,436
4.375% 1/22/47	1,978,000	2,471,968
5.5% 7/28/21	606,000	638,160
5.597% 3/24/51 (a)	1,100,000	1,595,025
5.75% 1/25/21	891,000	920,453
6.375% 7/24/42	517,000	775,814
7.25% 4/1/32	178,000	261,346
Northern Trust Corp. 1.95% 5/1/30	3,750,000	3,849,677
State Street Corp. 2.65% 5/19/26	1,346,000	1,454,480
		146,417,618
Consumer Finance - 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	1,567,000	1,299,360
3.5% 5/26/22	1,685,000	1,562,268
3.65% 7/21/27	802,000	666,945
3.875% 1/23/28	2,798,000	2,308,307
4.45% 12/16/21	1,497,000	1,420,858
4.45% 10/1/25	1,756,000	1,529,419
4.5% 5/15/21	2,513,000	2,449,317
4.625% 7/1/22	1,685,000	1,587,951
4.875% 1/16/24	3,624,000	3,240,276
American Express Co.:
2.5% 8/1/22	2,239,000	2,323,838
2.5% 7/30/24	11,755,000	12,419,393
4.05% 12/3/42	1,243,000	1,453,078
Capital One Financial Corp.:
3.2% 1/30/23	2,481,000	2,571,571
3.3% 10/30/24	3,800,000	3,986,593
3.75% 7/28/26	1,737,000	1,781,435
3.75% 3/9/27	4,135,000	4,320,597
3.8% 1/31/28	2,317,000	2,434,051
4.25% 4/30/25	5,000,000	5,448,912
4.75% 7/15/21	713,000	742,105
Discover Financial Services:
4.5% 1/30/26	3,354,000	3,592,116
5.2% 4/27/22	178,000	187,490
Ford Motor Credit Co. LLC:
3.2% 1/15/21	512,000	503,552
3.219% 1/9/22	498,000	479,325
3.336% 3/18/21	604,000	593,853
3.815% 11/2/27	1,894,000	1,666,720
4.134% 8/4/25	1,247,000	1,166,207
4.25% 9/20/22	256,000	248,960
4.375% 8/6/23	569,000	549,085
4.389% 1/8/26	468,000	439,920
5.584% 3/18/24	1,782,000	1,772,555
5.875% 8/2/21	2,027,000	2,032,068
GE Capital International Funding Co.:
2.342% 11/15/20	1,015,000	1,021,714
3.373% 11/15/25	5,133,000	5,216,694
4.418% 11/15/35	5,428,000	5,419,495
John Deere Capital Corp.:
2.55% 1/8/21	1,854,000	1,877,811
2.65% 6/24/24	1,864,000	1,992,995
2.65% 6/10/26	891,000	972,244
2.7% 1/6/23	1,782,000	1,874,924
2.8% 1/27/23	891,000	941,365
2.8% 3/6/23	579,000	614,037
2.8% 9/8/27	1,247,000	1,384,539
3.45% 3/7/29	3,565,000	4,085,443
Synchrony Financial:
3.7% 8/4/26	842,000	809,428
4.375% 3/19/24	2,006,000	2,024,527
5.15% 3/19/29	5,225,000	5,346,235
Toyota Motor Credit Corp.:
1.9% 4/8/21	356,000	359,362
2.6% 1/11/22	1,425,000	1,463,203
2.7% 1/11/23	1,782,000	1,854,517
2.75% 5/17/21	464,000	472,711
3.35% 1/8/24	504,000	541,842
		105,051,211
Diversified Financial Services - 0.7%
AB Svensk Exportkredit 2.375% 3/9/22	998,000	1,032,269
Berkshire Hathaway Finance Corp.:
4.2% 8/15/48	2,116,000	2,627,045
5.75% 1/15/40	891,000	1,281,399
Berkshire Hathaway, Inc.:
3.125% 3/15/26	2,050,000	2,287,329
4.5% 2/11/43	356,000	467,043
BP Capital Markets America, Inc.:
3% 2/24/50	3,340,000	3,254,490
3.017% 1/16/27	1,693,000	1,815,163
3.224% 4/14/24	546,000	587,708
3.245% 5/6/22	1,381,000	1,442,497
4.5% 10/1/20	356,000	360,170
Brixmor Operating Partnership LP:
3.25% 9/15/23	836,000	827,186
3.9% 3/15/27	1,005,000	986,527
4.125% 6/15/26	1,346,000	1,373,473
4.125% 5/15/29	1,216,000	1,174,411
DH Europe Finance II SARL:
2.2% 11/15/24	2,000,000	2,090,104
2.6% 11/15/29	1,500,000	1,576,820
3.4% 11/15/49	2,000,000	2,221,223
Export Development Canada:
2.625% 2/21/24	5,020,000	5,428,829
2.75% 3/15/23	3,680,000	3,919,053
General Electric Capital Corp.:
4.65% 10/17/21	357,000	370,484
5.875% 1/14/38	797,000	890,144
6.15% 8/7/37	97,000	110,712
6.875% 1/10/39	204,000	245,625
KfW:
1.5% 6/15/21	5,322,000	5,386,875
1.875% 6/30/20	1,010,000	1,011,093
2% 10/4/22	908,000	943,503
2% 5/2/25	682,000	731,370
2.125% 3/7/22	1,458,000	1,505,280
2.125% 1/17/23	2,139,000	2,239,890
2.375% 12/29/22	3,716,000	3,912,930
2.5% 11/20/24	1,858,000	2,025,062
2.625% 2/28/24	6,735,000	7,296,153
2.75% 10/1/20	744,000	750,060
2.875% 4/3/28	2,738,000	3,178,955
3.125% 12/15/21	3,440,000	3,589,279
Landwirtschaftliche Rentenbank:
1.75% 7/27/26	1,515,000	1,613,975
2.5% 11/15/27	1,576,000	1,776,578
Voya Financial, Inc.:
3.65% 6/15/26	2,814,000	3,024,767
5.7% 7/15/43	668,000	831,425
		76,186,899
Insurance - 0.6%
ACE INA Holdings, Inc.:
3.35% 5/3/26	752,000	838,778
4.35% 11/3/45	713,000	914,463
AFLAC, Inc. 4% 10/15/46	673,000	746,771
Allstate Corp.:
3.28% 12/15/26	841,000	933,000
4.2% 12/15/46	1,348,000	1,651,432
American International Group, Inc.:
3.375% 8/15/20	1,029,000	1,034,711
3.75% 7/10/25	3,168,000	3,452,759
3.875% 1/15/35	481,000	523,632
3.9% 4/1/26	672,000	738,287
4.2% 4/1/28	3,307,000	3,674,801
4.5% 7/16/44	1,582,000	1,776,062
4.7% 7/10/35	1,034,000	1,213,391
4.75% 4/1/48	923,000	1,069,952
4.875% 6/1/22	1,604,000	1,725,601
5.75% 4/1/48 (a)	2,050,000	2,080,933
6.4% 12/15/20	517,000	532,284
Aon PLC:
3.5% 6/14/24	356,000	384,791
4% 11/27/23	535,000	583,379
4.6% 6/14/44	285,000	341,757
4.75% 5/15/45	1,048,000	1,297,667
Baylor Scott & White Holdings 3.967% 11/15/46	445,000	543,744
Brighthouse Financial, Inc. 4.7% 6/22/47	1,693,000	1,491,240
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	1,256,000	1,280,102
3.6% 8/19/49	1,607,000	1,629,603
4.4% 3/15/48	1,731,000	1,988,517
Lincoln National Corp. 3.625% 12/12/26	1,069,000	1,153,486
Marsh & McLennan Companies, Inc.:
3.5% 6/3/24	339,000	365,282
3.875% 3/15/24	1,693,000	1,857,661
4.05% 10/15/23	1,207,000	1,316,317
4.2% 3/1/48	868,000	1,049,723
4.35% 1/30/47	499,000	592,308
4.375% 3/15/29	1,373,000	1,620,788
4.9% 3/15/49	1,657,000	2,208,025
MetLife, Inc.:
4.125% 8/13/42	2,600,000	2,979,348
4.6% 5/13/46	356,000	442,312
4.721% 12/15/44 (a)	891,000	1,095,505
5.875% 2/6/41	341,000	474,460
Principal Financial Group, Inc. 4.3% 11/15/46	1,425,000	1,632,692
Progressive Corp.:
2.45% 1/15/27	845,000	887,909
4.2% 3/15/48	1,100,000	1,420,665
Prudential Financial, Inc.:
3.878% 3/27/28	1,141,000	1,279,059
3.905% 12/7/47	98,000	103,984
3.935% 12/7/49	1,910,000	2,037,384
4.35% 2/25/50	1,383,000	1,579,017
4.418% 3/27/48	1,132,000	1,268,909
5.7% 12/14/36	68,000	89,377
The Chubb Corp. 6.5% 5/15/38	626,000	960,383
The Travelers Companies, Inc.:
4.3% 8/25/45	261,000	327,905
6.25% 6/15/37	1,488,000	2,196,947
Unum Group 4.5% 3/15/25	4,800,000	4,985,433
		66,372,536

TOTAL FINANCIALS		946,206,986

HEALTH CARE - 2.8%
Biotechnology - 0.5%
AbbVie, Inc.:
2.3% 5/14/21	486,000	493,053
2.6% 11/21/24 (b)	3,080,000	3,235,045
2.9% 11/6/22	1,016,000	1,064,069
2.95% 11/21/26 (b)	2,100,000	2,251,577
3.2% 11/21/29 (b)	4,000,000	4,285,831
3.25% 10/1/22 (b)	535,000	559,562
3.45% 3/15/22 (b)	3,213,000	3,342,975
3.6% 5/14/25	1,604,000	1,769,667
3.8% 3/15/25 (b)	1,572,000	1,731,468
4.05% 11/21/39 (b)	2,100,000	2,356,439
4.25% 11/14/28	1,478,000	1,717,640
4.25% 11/21/49 (b)	3,600,000	4,124,390
4.3% 5/14/36	1,116,000	1,289,132
4.4% 11/6/42	851,000	989,169
4.45% 5/14/46	1,247,000	1,443,186
4.55% 3/15/35 (b)	1,186,000	1,397,070
4.7% 5/14/45	1,752,000	2,091,883
4.75% 3/15/45 (b)	1,128,000	1,360,083
4.875% 11/14/48	1,710,000	2,108,714
Amgen, Inc.:
1.9% 2/21/25	2,000,000	2,069,659
2.6% 8/19/26	1,872,000	1,993,964
3.125% 5/1/25	356,000	390,470
3.375% 2/21/50	2,500,000	2,646,748
3.875% 11/15/21	1,417,686	1,467,845
4.4% 5/1/45	1,770,000	2,171,800
4.663% 6/15/51	2,224,000	2,895,641
Gilead Sciences, Inc.:
2.55% 9/1/20	845,000	849,547
3.65% 3/1/26	1,102,000	1,251,948
4.15% 3/1/47	2,217,000	2,792,143
4.75% 3/1/46	1,961,000	2,605,214
		58,745,932
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories:
3.75% 11/30/26	1,242,000	1,454,916
4.75% 11/30/36	802,000	1,061,189
4.9% 11/30/46	1,854,000	2,615,808
Becton, Dickinson & Co.:
3.363% 6/6/24	1,782,000	1,921,691
3.7% 6/6/27	3,575,000	3,997,377
4.685% 12/15/44	1,937,000	2,369,342
Boston Scientific Corp.:
3.45% 3/1/24	829,000	888,846
4% 3/1/29	1,925,000	2,183,578
4.7% 3/1/49	3,457,000	4,425,019
Danaher Corp. 4.375% 9/15/45	422,000	516,809
Medtronic Global Holdings SCA 3.35% 4/1/27	2,611,000	2,921,902
Medtronic, Inc. 4.625% 3/15/45	2,304,000	3,078,908
Stryker Corp.:
1.95% 6/15/30	1,650,000	1,641,702
2.9% 6/15/50	1,650,000	1,656,442
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	2,028,000	2,183,212
		32,916,741
Health Care Providers & Services - 1.0%
Aetna, Inc.:
2.8% 6/15/23	2,674,000	2,790,308
4.125% 11/15/42	2,022,000	2,228,068
Allina Health System, Inc. 3.887% 4/15/49	1,239,000	1,318,267
Anthem, Inc.:
3.3% 1/15/23	356,000	377,810
3.65% 12/1/27	4,099,000	4,637,867
3.7% 9/15/49	1,140,000	1,272,945
4.375% 12/1/47	802,000	973,389
4.625% 5/15/42	464,000	570,113
4.65% 1/15/43	356,000	440,694
Cardinal Health, Inc. 4.368% 6/15/47	2,476,000	2,633,135
Childrens Hosp Medical Ctr 4.268% 5/15/44	592,000	706,413
Cigna Corp.:
3% 7/15/23 (b)	1,782,000	1,880,695
3.75% 7/15/23	2,215,000	2,409,984
4.125% 11/15/25	1,756,000	2,000,771
4.375% 10/15/28	4,732,000	5,553,435
4.5% 2/25/26 (b)	2,078,000	2,409,451
4.8% 8/15/38	4,201,000	5,239,823
4.8% 7/15/46 (b)	1,355,000	1,694,062
4.9% 12/15/48	1,518,000	2,001,811
6.125% 11/15/41 (b)	535,000	769,819
CommonSpirit Health 4.35% 11/1/42	356,000	354,236
CVS Health Corp.:
2.8% 7/20/20	1,497,000	1,498,542
2.875% 6/1/26	1,336,000	1,432,076
3% 8/15/26	1,016,000	1,109,727
3.25% 8/15/29	4,595,000	4,968,204
3.7% 3/9/23	3,757,000	4,024,675
3.875% 7/20/25	831,000	923,913
4.1% 3/25/25	3,057,000	3,416,488
4.3% 3/25/28	4,260,000	4,857,398
4.875% 7/20/35	553,000	678,837
5.05% 3/25/48	4,884,000	6,270,335
5.125% 7/20/45	1,571,000	1,986,738
5.3% 12/5/43	782,000	995,094
HCA Holdings, Inc. 5.25% 6/15/49	3,120,000	3,672,981
Humana, Inc. 4.95% 10/1/44	445,000	576,609
Kaiser Foundation Hospitals:
3.266% 11/1/49	1,900,000	2,060,411
4.15% 5/1/47	1,136,000	1,408,098
4.875% 4/1/42	321,000	422,839
McKesson Corp.:
3.796% 3/15/24	891,000	970,412
4.883% 3/15/44	891,000	1,076,720
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	535,000	672,275
New York & Presbyterian Hospital:
4.024% 8/1/45	624,000	730,535
4.063% 8/1/56	469,000	549,019
NYU Hospitals Center 4.784% 7/1/44	1,355,000	1,566,116
Partners Healthcare System, Inc. 4.117% 7/1/55	624,000	748,113
UnitedHealth Group, Inc.:
1.25% 1/15/26	1,100,000	1,116,033
2% 5/15/30	1,500,000	1,544,579
2.375% 8/15/24	956,000	1,016,594
2.7% 7/15/20	1,069,000	1,071,892
2.875% 12/15/21	459,000	475,596
2.9% 5/15/50	1,100,000	1,142,570
3.375% 4/15/27	963,000	1,089,832
3.5% 6/15/23	1,586,000	1,723,043
3.7% 8/15/49	1,728,000	2,038,049
3.75% 7/15/25	624,000	713,307
3.75% 10/15/47	1,704,000	2,015,450
3.85% 6/15/28	2,070,000	2,460,845
3.875% 12/15/28	2,671,000	3,188,165
3.875% 8/15/59	1,798,000	2,162,076
4.2% 1/15/47	642,000	798,156
4.375% 3/15/42	2,103,000	2,627,685
4.75% 7/15/45	297,000	397,823
		114,460,946
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	3,088,000	3,322,751
3% 4/15/23	832,000	885,827
4.15% 2/1/24	781,000	869,950
5.3% 2/1/44	1,038,000	1,470,794
		6,549,322
Pharmaceuticals - 1.0%
AstraZeneca PLC:
4.375% 11/16/45	1,344,000	1,746,183
4.375% 8/17/48	2,246,000	2,948,896
6.45% 9/15/37	579,000	871,941
Bayer U.S. Finance II LLC:
2.75% 7/15/21 (b)	1,133,000	1,149,084
2.85% 4/15/25 (b)	682,000	706,906
3.95% 4/15/45 (b)	248,000	259,519
Bristol-Myers Squibb Co.:
2.9% 7/26/24 (b)	5,410,000	5,840,379
3.2% 6/15/26 (b)	2,147,000	2,408,120
3.25% 8/1/42	499,000	565,891
3.4% 7/26/29 (b)	5,662,000	6,474,488
3.9% 2/20/28 (b)	5,000,000	5,801,647
4.125% 6/15/39 (b)	2,103,000	2,662,278
4.25% 10/26/49 (b)	3,437,000	4,519,024
4.35% 11/15/47 (b)	1,900,000	2,455,920
Eli Lilly & Co. 2.25% 5/15/50	3,800,000	3,575,759
GlaxoSmithKline Capital PLC 3% 6/1/24	4,550,000	4,931,221
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	1,286,000	1,946,476
Johnson & Johnson:
1.65% 3/1/21	672,000	678,212
2.45% 3/1/26	997,000	1,090,314
3.4% 1/15/38	1,663,000	1,937,218
3.5% 1/15/48	1,069,000	1,285,129
3.625% 3/3/37	713,000	851,183
4.5% 12/5/43	1,181,000	1,620,425
4.85% 5/15/41	760,000	1,072,072
Merck & Co., Inc.:
2.4% 9/15/22	356,000	370,663
2.9% 3/7/24	414,000	448,340
3.6% 9/15/42	356,000	426,685
3.7% 2/10/45	1,141,000	1,376,102
3.875% 1/15/21	178,000	180,312
3.9% 3/7/39	4,800,000	5,949,813
Mylan NV:
3.15% 6/15/21	356,000	362,552
3.95% 6/15/26	504,000	548,386
5.2% 4/15/48	535,000	612,072
5.25% 6/15/46	588,000	679,523
Novartis Capital Corp.:
1.75% 2/14/25	1,000,000	1,047,531
2.4% 5/17/22	2,067,000	2,143,630
2.4% 9/21/22	668,000	697,662
2.75% 8/14/50	2,900,000	3,047,373
3% 11/20/25	1,866,000	2,070,463
3.1% 5/17/27	1,049,000	1,170,035
3.7% 9/21/42	504,000	604,585
4% 11/20/45	934,000	1,181,273
Perrigo Finance PLC:
3.5% 3/15/21	240,000	240,289
4.375% 3/15/26	441,000	477,456
4.9% 12/15/44	322,000	320,465
Pfizer, Inc.:
2.7% 5/28/50	800,000	806,178
2.95% 3/15/24	837,000	919,977
3% 12/15/26	1,195,000	1,361,134
3.2% 9/15/23	2,268,000	2,462,675
3.45% 3/15/29	1,484,000	1,722,101
3.9% 3/15/39	1,123,000	1,353,737
4% 12/15/36	1,693,000	2,054,272
4.125% 12/15/46	587,000	734,627
4.2% 9/15/48	1,390,000	1,780,653
4.4% 5/15/44	747,000	972,995
7.2% 3/15/39	963,000	1,578,673
Shire Acquisitions Investments Ireland DAC:
2.4% 9/23/21	2,021,000	2,061,461
2.875% 9/23/23	1,685,000	1,776,945
3.2% 9/23/26	6,983,000	7,708,953
Zoetis, Inc.:
3.25% 2/1/23	891,000	930,181
3.95% 9/12/47	356,000	418,978
4.7% 2/1/43	232,000	296,874
		110,293,909

TOTAL HEALTH CARE		322,966,850

INDUSTRIALS - 1.9%
Aerospace & Defense - 0.5%
General Dynamics Corp.:
3% 5/11/21	1,034,000	1,059,079
3.375% 5/15/23	1,693,000	1,822,157
3.75% 5/15/28	1,676,000	1,939,712
4.25% 4/1/50	900,000	1,171,534
Lockheed Martin Corp.:
3.55% 1/15/26	1,355,000	1,547,315
4.09% 9/15/52	2,704,000	3,493,673
Northrop Grumman Corp.:
3.25% 1/15/28	1,497,000	1,659,009
3.85% 4/15/45	335,000	383,508
4.03% 10/15/47	3,356,000	4,066,268
4.75% 6/1/43	713,000	916,844
Raytheon Co.:
3.125% 10/15/20	356,000	359,293
3.15% 12/15/24	1,586,000	1,711,296
4.875% 10/15/40	178,000	217,766
Raytheon Technologies Corp.:
3.65% 8/16/23	480,000	521,023
3.75% 11/1/46	686,000	771,955
4.05% 5/4/47	415,000	489,522
4.125% 11/16/28	2,622,000	3,039,721
4.45% 11/16/38	3,300,000	3,975,255
4.5% 6/1/42	1,315,000	1,611,582
4.625% 11/16/48	1,247,000	1,615,820
5.7% 4/15/40	356,000	488,621
Rockwell Collins, Inc.:
2.8% 3/15/22	1,515,000	1,556,931
4.35% 4/15/47	1,176,000	1,345,143
The Boeing Co.:
2.125% 3/1/22	671,000	665,931
2.5% 3/1/25	820,000	780,519
2.7% 2/1/27	2,286,000	2,128,263
2.8% 3/1/23	880,000	868,887
2.95% 2/1/30	1,666,000	1,586,818
3.625% 3/1/48	713,000	596,971
3.65% 3/1/47	492,000	410,373
3.75% 2/1/50	1,950,000	1,696,402
5.705% 5/1/40	2,000,000	2,189,110
5.805% 5/1/50	4,000,000	4,527,678
6.875% 3/15/39	588,000	690,826
		51,904,805
Air Freight & Logistics - 0.1%
FedEx Corp.:
3.2% 2/1/25	681,000	740,436
3.9% 2/1/35	1,052,000	1,097,950
4.4% 1/15/47	1,425,000	1,458,797
4.55% 4/1/46	267,000	278,205
4.95% 10/17/48	1,711,000	1,880,295
United Parcel Service, Inc.:
2.4% 11/15/26	1,336,000	1,431,233
3.4% 11/15/46	473,000	510,207
3.75% 11/15/47	1,102,000	1,257,676
6.2% 1/15/38	445,000	650,115
		9,304,914
Airlines - 0.0%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	251,478	197,420
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	1,187,755	1,063,811
Continental Airlines, Inc. 4% 4/29/26	564,564	499,855
United Airlines 2015-1 Class AA Pass Through Trust 3.45% 6/1/29	103,846	96,092
United Airlines Pass-through Trust equipment trust certificate 3.1% 1/7/30	1,462,722	1,335,314
		3,192,492
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25 (b)	2,700,000	2,704,144
2.493% 2/15/27 (b)	2,000,000	1,939,828
2.722% 2/15/30 (b)	3,000,000	2,860,423
3.377% 4/5/40 (b)	1,500,000	1,336,576
3.577% 4/5/50 (b)	2,550,000	2,293,725
		11,134,696
Commercial Services & Supplies - 0.1%
FMS Wertmanagement AoeR 1.375% 6/8/21	1,676,000	1,694,394
Republic Services, Inc.:
2.9% 7/1/26	752,000	814,988
3.2% 3/15/25	2,009,000	2,190,583
3.95% 5/15/28	1,872,000	2,152,518
Waste Management, Inc.:
2.4% 5/15/23	945,000	995,926
2.9% 9/15/22	1,190,000	1,244,252
4.15% 7/15/49	462,000	565,875
		9,658,536
Electrical Equipment - 0.0%
Eaton Corp.:
2.75% 11/2/22	1,020,000	1,067,013
4% 11/2/32	339,000	385,445
4.15% 11/2/42	339,000	400,172
		1,852,630
Industrial Conglomerates - 0.2%
3M Co.:
2% 6/26/22	713,000	732,801
2.375% 8/26/29	2,000,000	2,117,276
2.875% 10/15/27	713,000	799,540
3.125% 9/19/46	492,000	525,756
3.25% 8/26/49	1,508,000	1,672,444
Covidien International Finance SA 3.2% 6/15/22	383,000	401,787
General Electric Co.:
3.45% 5/1/27	1,000,000	990,078
3.625% 5/1/30	1,000,000	988,970
4.35% 5/1/50	1,000,000	971,504
4.5% 3/11/44	5,413,000	5,380,304
Honeywell International, Inc.:
1.35% 6/1/25	1,800,000	1,836,810
1.95% 6/1/30	2,000,000	2,046,533
2.5% 11/1/26	1,276,000	1,395,401
2.8% 6/1/50	1,800,000	1,887,620
3.812% 11/21/47	249,000	293,968
Roper Technologies, Inc.:
2.8% 12/15/21	1,178,000	1,210,863
3.8% 12/15/26	1,515,000	1,695,934
		24,947,589
Machinery - 0.3%
Caterpillar Financial Services Corp.:
1.7% 8/9/21	1,674,000	1,696,726
2.4% 6/6/22	1,782,000	1,852,964
2.4% 8/9/26	508,000	534,132
2.85% 6/1/22	713,000	742,203
3.45% 5/15/23	2,496,000	2,714,778
Caterpillar, Inc.:
2.6% 6/26/22	1,069,000	1,106,517
3.25% 9/19/49	3,000,000	3,314,825
3.803% 8/15/42	445,000	526,797
5.3% 9/15/35	1,247,000	1,663,017
Deere & Co.:
2.875% 9/7/49	2,470,000	2,563,848
5.375% 10/16/29	178,000	228,592
Fortive Corp. 2.35% 6/15/21	1,176,000	1,186,737
Ingersoll-Rand Luxembourg Finance SA:
3.8% 3/21/29	2,557,000	2,833,864
4.65% 11/1/44	1,069,000	1,221,745
Otis Worldwide Corp.:
2.565% 2/15/30 (b)	3,000,000	3,030,659
3.362% 2/15/50 (b)	2,000,000	2,013,348
Parker Hannifin Corp.:
2.7% 6/14/24	7,300,000	7,639,641
3.25% 3/1/27	1,007,000	1,074,976
4.1% 3/1/47	1,009,000	1,136,090
		37,081,459
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	1,247,000	1,323,083
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC:
3% 3/15/23	499,000	527,665
3.05% 3/15/22	1,782,000	1,852,847
3.25% 6/15/27	1,336,000	1,497,919
3.9% 8/1/46	827,000	970,839
4.05% 6/15/48	3,755,000	4,550,492
4.125% 6/15/47	508,000	606,666
4.15% 4/1/45	303,000	366,254
4.375% 9/1/42	802,000	976,272
4.55% 9/1/44	535,000	665,410
4.9% 4/1/44	713,000	921,013
Canadian National Railway Co.:
2.45% 5/1/50	2,900,000	2,800,542
2.85% 12/15/21	891,000	912,322
3.2% 8/2/46	588,000	646,315
CSX Corp.:
3.25% 6/1/27	891,000	983,396
3.4% 8/1/24	825,000	897,871
3.8% 11/1/46	1,019,000	1,123,147
3.95% 5/1/50	637,000	764,893
4.1% 3/15/44	1,207,000	1,389,664
4.3% 3/1/48	1,600,000	1,946,689
4.5% 3/15/49	1,729,000	2,194,636
4.75% 11/15/48	1,032,000	1,324,376
Norfolk Southern Corp.:
3% 4/1/22	1,336,000	1,380,711
3.25% 12/1/21	891,000	918,092
3.65% 8/1/25	2,139,000	2,379,770
3.95% 10/1/42	339,000	381,651
4.05% 8/15/52	214,000	247,781
4.15% 2/28/48	2,600,000	3,105,717
4.65% 1/15/46	582,000	730,977
Union Pacific Corp.:
2.15% 2/5/27	1,800,000	1,888,826
2.75% 3/1/26	1,187,000	1,280,272
3% 4/15/27	891,000	974,946
3.25% 2/5/50	2,700,000	2,856,140
3.35% 8/15/46	841,000	875,737
3.6% 9/15/37	588,000	644,175
3.7% 3/1/29	1,636,000	1,868,102
3.799% 10/1/51	499,000	580,620
3.839% 3/20/60	2,844,000	3,235,633
		51,268,378
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.625% 7/1/22	1,679,000	1,591,210
2.75% 1/15/23	1,782,000	1,621,969
3.375% 6/1/21	2,500,000	2,407,470
3.625% 12/1/27	4,145,000	3,675,177
3.75% 2/1/22	681,000	649,554
3.875% 7/3/23	5,600,000	5,277,747
4.25% 2/1/24	2,345,000	2,199,837
		17,422,964

TOTAL INDUSTRIALS		219,091,546

INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
1.85% 9/20/21	1,800,000	1,833,049
2.2% 9/20/23	1,339,000	1,423,660
2.5% 9/20/26	891,000	987,659
3.5% 6/15/25	761,000	869,469
5.9% 2/15/39	2,213,000	3,240,439
		8,354,276
Electronic Equipment & Components - 0.2%
Corning, Inc.:
4.75% 3/15/42	891,000	1,011,536
5.35% 11/15/48	1,000,000	1,252,849
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4% 7/15/24 (b)	2,050,000	2,130,181
4.42% 6/15/21 (b)	3,059,000	3,116,370
4.9% 10/1/26 (b)	1,685,000	1,820,802
5.3% 10/1/29 (b)	6,046,000	6,573,080
6.02% 6/15/26 (b)	2,877,000	3,249,558
8.1% 7/15/36 (b)	2,100,000	2,543,745
8.35% 7/15/46 (b)	1,049,000	1,329,676
Tyco Electronics Group SA:
3.45% 8/1/24	651,000	704,795
7.125% 10/1/37	441,000	642,017
		24,374,609
IT Services - 0.4%
Fiserv, Inc.:
3.5% 7/1/29	2,099,000	2,316,433
4.4% 7/1/49	2,682,000	3,255,092
IBM Corp.:
1.95% 5/15/30	2,400,000	2,396,865
2.5% 1/27/22	1,390,000	1,438,836
2.95% 5/15/50	2,400,000	2,416,654
3% 5/15/24	2,333,000	2,520,371
3.5% 5/15/29	3,111,000	3,553,021
3.625% 2/12/24	1,782,000	1,965,010
4.25% 5/15/49	1,891,000	2,325,153
4.7% 2/19/46	882,000	1,161,354
IBM Credit LLC 2.2% 9/8/22	1,604,000	1,664,006
MasterCard, Inc.:
3.8% 11/21/46	677,000	841,329
3.85% 3/26/50	4,600,000	5,831,497
PayPal Holdings, Inc.:
1.65% 6/1/25	2,500,000	2,560,553
2.3% 6/1/30	2,800,000	2,890,105
The Western Union Co. 2.85% 1/10/25	2,130,000	2,198,053
Visa, Inc.:
2.05% 4/15/30	5,000,000	5,231,341
2.2% 12/14/20	1,016,000	1,024,482
2.75% 9/15/27	2,125,000	2,358,402
3.15% 12/14/25	1,606,000	1,804,496
4.3% 12/14/45	1,183,000	1,560,591
		51,313,644
Semiconductors & Semiconductor Equipment - 0.3%
Applied Materials, Inc. 4.35% 4/1/47	2,303,000	2,981,919
Broadcom Corp./Broadcom Cayman LP:
3.5% 1/15/28	1,247,000	1,277,972
3.875% 1/15/27	1,444,000	1,519,313
Broadcom, Inc.:
3.459% 9/15/26 (b)	2,250,000	2,310,808
4.75% 4/15/29 (b)	3,167,000	3,469,614
Intel Corp.:
2.35% 5/11/22	3,030,000	3,153,940
2.45% 11/15/29	2,000,000	2,143,229
3.25% 11/15/49	2,050,000	2,280,996
3.3% 10/1/21	2,674,000	2,782,895
3.734% 12/8/47	583,000	684,094
4.1% 5/19/46	1,247,000	1,524,498
4.1% 5/11/47	428,000	534,861
Lam Research Corp. 2.875% 6/15/50	2,800,000	2,835,330
Qualcomm, Inc.:
2.6% 1/30/23	1,336,000	1,403,343
4.3% 5/20/47	1,800,000	2,200,572
Texas Instruments, Inc. 4.15% 5/15/48	713,000	936,350
		32,039,734
Software - 0.6%
Microsoft Corp.:
1.55% 8/8/21	3,593,000	3,642,802
2.4% 2/6/22	4,990,000	5,161,108
2.525% 6/1/50 (d)	5,390,000	5,469,540
2.675% 6/1/60	155,000	143,454
2.7% 2/12/25	3,061,000	3,348,661
2.875% 2/6/24	420,000	455,051
3.45% 8/8/36	1,087,000	1,282,128
3.625% 12/15/23	4,661,000	5,170,420
3.7% 8/8/46	8,282,000	10,334,233
3.95% 8/8/56 (e)	736,000	960,882
4.1% 2/6/37 (e)	1,985,000	2,523,168
Oracle Corp.:
1.9% 9/15/21	1,497,000	1,523,773
2.5% 5/15/22	1,711,000	1,770,826
2.625% 2/15/23	1,782,000	1,878,637
2.65% 7/15/26	1,604,000	1,737,239
2.95% 5/15/25	891,000	972,382
3.25% 11/15/27	3,047,000	3,406,360
3.4% 7/8/24	842,000	923,822
3.6% 4/1/50	500,000	557,028
3.85% 7/15/36	1,805,000	2,088,337
3.85% 4/1/60	3,600,000	4,112,552
4% 7/15/46	1,746,000	2,029,058
4% 11/15/47	4,491,000	5,275,216
4.125% 5/15/45	535,000	627,995
4.3% 7/8/34	691,000	847,558
5.375% 7/15/40	2,228,000	3,020,899
		69,263,129
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
2.1% 9/12/22	1,515,000	1,571,504
2.15% 2/9/22	891,000	918,808
2.2% 9/11/29	8,200,000	8,797,396
2.25% 2/23/21	2,674,000	2,707,386
2.3% 5/11/22	1,425,000	1,478,709
2.4% 1/13/23	5,347,000	5,620,469
2.45% 8/4/26	3,672,000	4,004,304
2.7% 5/13/22	1,186,000	1,240,561
2.9% 9/12/27	2,504,000	2,803,439
2.95% 9/11/49	2,630,000	2,841,051
3% 11/13/27	1,782,000	2,005,441
3.2% 5/13/25	1,870,000	2,101,131
3.2% 5/11/27	993,000	1,120,075
3.75% 11/13/47	1,243,000	1,501,449
3.85% 5/4/43	2,317,000	2,851,715
4.25% 2/9/47	445,000	579,439
4.375% 5/13/45	836,000	1,095,225
4.5% 2/23/36	1,651,000	2,152,126
4.65% 2/23/46	1,007,000	1,384,044
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (a)	1,271,000	1,282,069
4.9% 10/15/25 (a)	1,737,000	1,954,665
6.2% 10/15/35 (a)	693,000	823,965
6.35% 10/15/45 (a)	335,000	395,066
HP, Inc.:
4.3% 6/1/21	495,000	511,224
6% 9/15/41	267,000	297,885
Xerox Corp. 4.5% 5/15/21	713,000	715,053
		52,754,199

TOTAL INFORMATION TECHNOLOGY		238,099,591

MATERIALS - 0.7%
Chemicals - 0.5%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	1,500,000	1,540,232
2.05% 5/15/30	1,100,000	1,140,618
2.7% 5/15/40	1,000,000	1,036,650
2.8% 5/15/50	1,000,000	1,046,160
DuPont de Nemours, Inc.:
4.205% 11/15/23	2,531,000	2,752,286
4.725% 11/15/28	3,056,000	3,630,222
5.319% 11/15/38	2,000,000	2,527,985
Eastman Chemical Co.:
4.5% 12/1/28	2,700,000	3,034,068
4.65% 10/15/44	535,000	596,167
Ecolab, Inc.:
2.7% 11/1/26	1,176,000	1,287,456
3.95% 12/1/47	593,000	720,502
5.5% 12/8/41	73,000	96,676
LYB International Finance BV:
4% 7/15/23	1,003,000	1,061,651
4.875% 3/15/44	1,043,000	1,193,156
LYB International Finance II BV 3.5% 3/2/27	4,361,000	4,664,711
LyondellBasell Industries NV 4.625% 2/26/55	667,000	715,183
Nutrien Ltd.:
4% 12/15/26	2,032,000	2,256,068
4.2% 4/1/29	921,000	1,047,382
5% 4/1/49	1,605,000	1,974,569
5.25% 1/15/45	624,000	752,243
5.625% 12/1/40	321,000	377,563
Praxair, Inc.:
2.2% 8/15/22	356,000	368,077
2.45% 2/15/22	829,000	851,748
3.2% 1/30/26	1,130,000	1,259,435
3.55% 11/7/42	356,000	395,283
Sherwin-Williams Co.:
2.75% 6/1/22	42,000	43,036
3.45% 6/1/27	6,213,000	6,826,944
4.5% 6/1/47	1,520,000	1,807,900
The Dow Chemical Co.:
3.15% 5/15/24	1,260,000	1,321,382
3.625% 5/15/26	1,767,000	1,916,745
4.375% 11/15/42	869,000	954,606
4.8% 11/30/28	1,524,000	1,755,817
4.8% 5/15/49	1,277,000	1,493,424
9.4% 5/15/39	535,000	881,200
The Mosaic Co.:
4.05% 11/15/27	1,027,000	1,044,737
4.25% 11/15/23	1,941,000	1,996,451
5.625% 11/15/43	668,000	682,433
Westlake Chemical Corp. 5% 8/15/46	356,000	354,811
		57,405,577
Containers & Packaging - 0.1%
International Paper Co.:
3.65% 6/15/24	842,000	922,202
3.8% 1/15/26	513,000	567,717
4.4% 8/15/47	854,000	952,876
5.15% 5/15/46	322,000	382,730
		2,825,525
Metals & Mining - 0.1%
Barrick Gold Corp. 5.25% 4/1/42	802,000	1,049,518
BHP Billiton Financial (U.S.A.) Ltd.:
2.875% 2/24/22	1,027,000	1,065,795
5% 9/30/43	535,000	743,421
Newmont Corp. 5.45% 6/9/44	1,141,000	1,506,911
Nucor Corp.:
4% 8/1/23	535,000	580,534
5.2% 8/1/43	713,000	896,896
Rio Tinto Finance (U.S.A.) Ltd.:
3.75% 6/15/25	3,797,000	4,332,166
7.125% 7/15/28	356,000	490,417
Southern Copper Corp.:
3.875% 4/23/25	654,000	696,510
5.25% 11/8/42	1,029,000	1,148,621
Vale SA 5.625% 9/11/42	1,176,000	1,298,378
		13,809,167

TOTAL MATERIALS		74,040,269

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Alexandria Real Estate Equities, Inc.:
3.9% 6/15/23	1,007,000	1,075,995
4.85% 4/15/49	2,300,000	2,804,313
American Tower Corp.:
3.55% 7/15/27	1,524,000	1,671,154
3.8% 8/15/29	3,000,000	3,359,152
Boston Properties, Inc.:
2.75% 10/1/26	1,247,000	1,284,550
3.125% 9/1/23	339,000	354,353
4.125% 5/15/21	375,000	382,810
Duke Realty LP:
3.625% 4/15/23	490,000	509,010
3.75% 12/1/24	1,025,000	1,094,183
ERP Operating LP:
3% 4/15/23	335,000	346,091
3.25% 8/1/27	2,314,000	2,454,366
4.625% 12/15/21	1,016,000	1,064,363
Federal Realty Investment Trust 3% 8/1/22	846,000	848,762
HCP, Inc.:
3% 1/15/30	3,700,000	3,592,850
3.4% 2/1/25	1,425,000	1,485,748
3.875% 8/15/24	1,350,000	1,442,901
Kimco Realty Corp.:
3.8% 4/1/27	713,000	723,199
4.125% 12/1/46	1,782,000	1,545,011
4.45% 9/1/47	924,000	850,608
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	1,425,000	1,434,801
4.5% 1/15/25	1,428,000	1,442,081
4.5% 4/1/27	1,693,000	1,631,044
Prologis LP 3.25% 10/1/26	831,000	916,766
Simon Property Group LP:
2.625% 6/15/22	1,414,000	1,410,267
3.25% 9/13/49	420,000	341,426
3.375% 12/1/27	4,210,000	4,137,033
Ventas Realty LP:
3.125% 6/15/23	1,126,000	1,118,780
3.25% 10/15/26	624,000	602,831
3.5% 2/1/25	713,000	709,742
3.85% 4/1/27	1,693,000	1,673,511
4% 3/1/28	3,744,000	3,699,098
4.125% 1/15/26	258,000	259,513
4.375% 2/1/45	535,000	472,085
4.875% 4/15/49	1,000,000	953,286
Weingarten Realty Investors 3.5% 4/15/23	677,000	684,070
Welltower, Inc.:
3.75% 3/15/23	1,543,000	1,596,981
4.95% 9/1/48	1,782,000	1,821,646
		51,794,380
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 3.95% 2/15/23	677,000	686,803
CBRE Group, Inc. 4.875% 3/1/26	1,016,000	1,096,941
Digital Realty Trust LP 3.7% 8/15/27	1,425,000	1,588,506
Mack-Cali Realty LP:
3.15% 5/15/23	837,000	719,820
4.5% 4/18/22	751,000	676,067
Tanger Properties LP:
3.75% 12/1/24	1,158,000	1,057,809
3.875% 7/15/27	1,105,000	949,153
		6,775,099

TOTAL REAL ESTATE		58,569,479

UTILITIES - 1.8%
Electric Utilities - 1.3%
Alabama Power Co.:
3.7% 12/1/47	1,049,000	1,168,970
3.75% 3/1/45	178,000	197,692
4.15% 8/15/44	829,000	976,888
4.3% 7/15/48	1,048,000	1,280,163
5.2% 6/1/41	686,000	825,485
AmerenUE 3.9% 9/15/42	659,000	765,963
American Electric Power Co., Inc.:
2.95% 12/15/22	713,000	743,474
4.3% 12/1/28	3,117,000	3,608,523
Appalachian Power Co. 4.45% 6/1/45	1,069,000	1,252,141
Baltimore Gas & Electric Co.:
3.35% 7/1/23	508,000	541,631
3.5% 8/15/46	445,000	482,024
Carolina Power & Light Co. 2.8% 5/15/22	776,000	806,309
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	339,000	377,417
Cincinnati Gas & Elect(DUKE OH 4.3% 2/1/49	2,109,000	2,657,884
Cleco Corporate Holdings LLC 3.743% 5/1/26	1,009,000	1,044,945
Commonwealth Edison Co.:
3.1% 11/1/24	1,782,000	1,899,724
3.2% 11/15/49	1,000,000	1,063,919
3.4% 9/1/21	178,000	182,081
3.65% 6/15/46	510,000	576,826
3.7% 3/1/45	553,000	624,372
3.75% 8/15/47	1,096,000	1,271,527
4% 3/1/48	1,217,000	1,455,462
4% 3/1/49	84,000	101,527
Detroit Edison Co. 2.65% 6/15/22	1,425,000	1,472,344
Duke Energy Carolinas LLC:
2.95% 12/1/26	1,069,000	1,182,977
3.75% 6/1/45	356,000	411,584
3.875% 3/15/46	696,000	822,323
4% 9/30/42	668,000	792,833
Duke Energy Corp.:
1.8% 9/1/21	2,755,000	2,787,689
2.45% 6/1/30	1,300,000	1,338,606
2.65% 9/1/26	2,379,000	2,546,286
3.75% 4/15/24	1,069,000	1,172,915
3.75% 9/1/46	1,627,000	1,794,413
3.95% 10/15/23	435,000	475,150
4.8% 12/15/45	2,998,000	3,781,042
Duke Energy Industries, Inc. 3.25% 10/1/49	3,100,000	3,396,410
Duke Energy Progress, Inc.:
4.15% 12/1/44	321,000	392,270
4.375% 3/30/44	356,000	442,240
Edison International 2.95% 3/15/23	1,460,000	1,489,155
Entergy Corp.:
2.95% 9/1/26	837,000	912,906
4% 7/15/22	1,183,000	1,246,005
Entergy, Inc. 4% 3/30/29	1,407,000	1,604,928
Eversource Energy:
2.9% 10/1/24	1,524,000	1,629,293
3.35% 3/15/26	1,178,000	1,253,400
3.45% 1/15/50	1,000,000	1,039,583
Exelon Corp.:
3.95% 6/15/25	3,502,000	3,916,326
5.1% 6/15/45	196,000	249,697
FirstEnergy Corp.:
3.9% 7/15/27	1,515,000	1,699,392
4.85% 7/15/47	1,969,000	2,479,275
Florida Power & Light Co.:
3.125% 12/1/25	909,000	1,009,917
3.15% 10/1/49	252,000	282,283
3.25% 6/1/24	842,000	919,735
4.05% 10/1/44	966,000	1,192,524
4.125% 6/1/48	2,192,000	2,821,650
Florida Power Corp. 3.4% 10/1/46	445,000	493,571
Indiana Michigan Power Co. 3.2% 3/15/23	495,000	519,901
Interstate Power and Light Co. 2.3% 6/1/30	2,510,000	2,533,757
Northern States Power Co.:
3.4% 8/15/42	356,000	404,789
4.125% 5/15/44	802,000	985,862
NSTAR Electric Co. 3.2% 5/15/27	1,364,000	1,497,283
Oncor Electric Delivery Co. LLC:
3.1% 9/15/49	2,471,000	2,677,890
3.8% 9/30/47	2,700,000	3,247,562
PacifiCorp:
3.6% 4/1/24	713,000	780,330
4.125% 1/15/49	2,399,000	2,913,941
6% 1/15/39	1,104,000	1,553,186
PECO Energy Co. 3.9% 3/1/48	2,900,000	3,498,286
Potomac Electric Power Co. 6.5% 11/15/37	678,000	980,095
PPL Capital Funding, Inc.:
3.1% 5/15/26	1,425,000	1,518,767
3.4% 6/1/23	476,000	498,017
4.2% 6/15/22	356,000	377,172
4.7% 6/1/43	321,000	364,507
PPL Electric Utilities Corp.:
3% 10/1/49	2,479,000	2,596,603
4.15% 10/1/45	624,000	746,225
Progress Energy, Inc. 6% 12/1/39	926,000	1,227,904
Public Service Co. of Colorado:
2.9% 5/15/25	1,961,000	2,105,805
3.8% 6/15/47	825,000	957,478
Public Service Electric & Gas Co.:
2.45% 1/15/30	2,300,000	2,429,546
3.15% 1/1/50	2,300,000	2,513,175
3.65% 9/1/42	504,000	581,680
4% 6/1/44	891,000	1,051,212
Puget Sound Energy, Inc. 4.3% 5/20/45	1,142,000	1,380,996
Southern California Edison Co. 4% 4/1/47	1,782,000	1,964,107
Southern Co.:
2.35% 7/1/21	1,176,000	1,196,168
3.25% 7/1/26	1,961,000	2,160,189
4.4% 7/1/46	1,305,000	1,564,310
Southwestern Electric Power Co. 3.85% 2/1/48	1,600,000	1,691,061
Tampa Electric Co.:
4.45% 6/15/49	2,088,000	2,638,066
6.15% 5/15/37	1,116,000	1,475,327
Virginia Electric & Power Co.:
3.1% 5/15/25	713,000	772,889
3.3% 12/1/49	1,440,000	1,597,473
3.45% 2/15/24	490,000	525,449
3.8% 4/1/28	2,657,000	3,053,517
3.8% 9/15/47	1,463,000	1,722,873
4.2% 5/15/45	428,000	519,292
4.45% 2/15/44	490,000	613,797
4.6% 12/1/48	1,262,000	1,644,219
6% 5/15/37	356,000	503,054
Wisconsin Electric Power Co. 4.25% 6/1/44	837,000	949,900
Xcel Energy, Inc.:
2.6% 3/15/22	2,477,000	2,537,227
3.35% 12/1/26	535,000	594,273
4% 6/15/28	8,000,000	9,210,212
		147,829,041
Gas Utilities - 0.1%
Dominion Gas Holdings LLC:
2.5% 11/15/24	2,000,000	2,095,378
3.9% 11/15/49	2,300,000	2,336,381
Southern California Gas Co. 2.6% 6/15/26	2,358,000	2,528,992
Southern Co. Gas Capital Corp. 3.95% 10/1/46	2,409,000	2,576,301
		9,537,052
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.7% 6/15/21	1,543,000	1,563,341
4.75% 6/15/46	929,000	1,052,857
		2,616,198
Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	1,782,000	1,999,732
3.8% 7/15/48	1,782,000	2,060,981
4.5% 2/1/45	1,186,000	1,466,009
5.15% 11/15/43	294,000	394,476
CenterPoint Energy, Inc.:
2.5% 9/1/22	2,649,000	2,731,105
3.7% 9/1/49	1,420,000	1,495,416
CMS Energy Corp. 4.875% 3/1/44	891,000	1,120,411
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	510,000	574,215
4.45% 6/15/20	356,000	356,465
4.45% 3/15/44	1,425,000	1,722,980
4.5% 5/15/58	1,690,000	2,096,586
4.65% 12/1/48	1,866,000	2,367,060
5.5% 12/1/39	445,000	597,528
Consolidated Edison, Inc. 2% 5/15/21	984,000	996,530
Consumers Energy Co. 2.85% 5/15/22	1,186,000	1,232,195
Delmarva Power & Light Co. 4% 6/1/42	713,000	780,645
Dominion Energy, Inc.:
3.9% 10/1/25	2,299,000	2,559,509
4.9% 8/1/41	356,000	423,075
DTE Energy Co.:
2.85% 10/1/26	1,069,000	1,116,246
3.8% 3/15/27	2,408,000	2,591,583
NiSource Finance Corp.:
4.8% 2/15/44	980,000	1,168,911
6.25% 12/15/40	437,000	620,613
NiSource, Inc.:
3.49% 5/15/27	1,364,000	1,522,977
3.95% 3/30/48	1,782,000	2,003,754
4.375% 5/15/47	852,000	1,013,015
Puget Energy, Inc.:
3.65% 5/15/25	1,438,000	1,472,848
4.1% 6/15/30 (b)	2,600,000	2,754,483
San Diego Gas & Electric Co. 4.5% 8/15/40	178,000	213,454
Sempra Energy:
2.875% 10/1/22	535,000	552,198
2.9% 2/1/23	529,000	550,358
3.25% 6/15/27	1,087,000	1,160,175
4% 2/1/48	5,578,000	6,242,792
4.05% 12/1/23	891,000	967,529
6% 10/15/39	178,000	237,359
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.5049% 5/15/67 (a)(c)	753,000	607,115
		49,770,328

TOTAL UTILITIES		209,752,619

TOTAL NONCONVERTIBLE BONDS
(Cost $2,763,852,959)		2,930,791,961

U.S. Government and Government Agency Obligations - 41.9%
U.S. Government Agency Obligations - 1.1%
Fannie Mae:
0.625% 4/22/25	$6,300,000	$6,333,120
1.25% 8/17/21	5,403,000	5,473,118
1.5% 11/30/20	3,227,000	3,247,934
1.625% 10/15/24	4,500,000	4,727,767
1.75% 7/2/24	5,641,000	5,955,305
1.875% 4/5/22	5,747,000	5,925,566
1.875% 9/24/26	2,379,000	2,553,461
2% 10/5/22	6,571,000	6,843,827
2.125% 4/24/26	713,000	775,115
2.375% 1/19/23	5,335,000	5,637,383
2.625% 9/6/24	713,000	780,521
2.875% 9/12/23	1,373,000	1,489,578
Federal Home Loan Bank:
0.5% 4/14/25	9,755,000	9,762,527
1.125% 7/14/21	2,365,000	2,389,896
1.375% 2/18/21	3,615,000	3,645,275
1.5% 8/15/24	1,280,000	1,340,116
1.875% 11/29/21	3,415,000	3,502,634
2% 9/9/22	6,775,000	7,039,497
2.5% 2/13/24	890,000	959,250
2.625% 10/1/20	3,100,000	3,125,277
3% 10/12/21	1,735,000	1,801,602
3.25% 11/16/28	4,230,000	5,035,586
5.5% 7/15/36	270,000	420,659
Freddie Mac:
2.375% 1/13/22	2,317,000	2,398,325
2.75% 6/19/23	4,316,000	4,644,460
6.25% 7/15/32	1,373,000	2,164,445
6.75% 3/15/31	4,634,000	7,299,960
Tennessee Valley Authority:
0.75% 5/15/25	6,800,000	6,861,780
5.25% 9/15/39	3,565,000	5,327,115
5.375% 4/1/56	961,000	1,638,240

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		119,099,339

U.S. Treasury Obligations - 40.8%
U.S. Treasury Bonds:
1.25% 5/15/50	12,546,000	12,024,557
2% 2/15/50	51,192,000	58,520,855
2.25% 8/15/46	8,327,300	9,852,887
2.25% 8/15/49	2,736,600	3,282,637
2.375% 11/15/49	16,138,000	19,887,563
2.5% 2/15/45	50,326,600	61,935,138
2.5% 2/15/46	27,115,600	33,502,595
2.5% 5/15/46	49,427,500	61,147,224
2.75% 11/15/42	2,055,000	2,621,811
2.75% 8/15/47	3,057,800	3,987,085
2.75% 11/15/47	3,369,900	4,400,221
2.875% 5/15/43	1,252,400	1,631,740
2.875% 8/15/45	3,598,000	4,732,494
2.875% 11/15/46	26,182,500	34,752,155
2.875% 5/15/49	2,016,400	2,721,166
3% 11/15/44	41,796,400	55,855,338
3% 5/15/45	123,800,200	165,906,776
3% 11/15/45	8,342,000	11,220,968
3% 2/15/47	23,518,100	31,974,511
3% 5/15/47	519,600	706,798
3% 2/15/48	4,353,000	5,947,626
3% 2/15/49	8,691,000	11,968,797
3.125% 11/15/41	1,577,000	2,128,519
3.125% 2/15/43	19,043,200	25,745,514
3.125% 8/15/44	23,459,300	31,933,056
3.125% 5/15/48	466,400	652,304
3.375% 5/15/44	2,243,400	3,166,174
3.375% 11/15/48	4,431,700	6,498,326
3.625% 8/15/43	16,520,900	24,069,531
3.625% 2/15/44	20,662,700	30,194,177
3.75% 11/15/43	22,912,800	34,038,934
3.875% 8/15/40	1,400	2,083
4.25% 5/15/39	1,432,500	2,213,492
4.25% 11/15/40	144,500	225,482
4.375% 2/15/38	4,701,900	7,302,638
4.375% 11/15/39	17,800	27,975
4.375% 5/15/40	1,900	3,001
4.375% 5/15/41	5,235,500	8,311,561
4.5% 2/15/36	5,419,200	8,296,457
4.5% 5/15/38	4,680,500	7,375,993
4.5% 8/15/39	4,873,900	7,753,690
4.625% 2/15/40	3,832,100	6,207,852
4.75% 2/15/37	9,026,400	14,412,270
4.75% 2/15/41	489,700	810,454
5% 5/15/37	56,171,700	92,176,443
5.375% 2/15/31	9,530,300	14,201,264
6.25% 5/15/30	10,900,000	16,839,648
U.S. Treasury Notes:
0.125% 4/30/22	62,080,000	62,046,050
0.375% 3/31/22	136,944,000	137,457,540
0.5% 3/31/25	110,124,000	111,169,318
0.5% 4/30/27	53,212,000	53,239,022
0.625% 3/31/27	798,000	805,263
0.625% 5/15/30	88,453,000	88,204,226
1.125% 6/30/21	12,661,800	12,787,923
1.125% 7/31/21	48,100	48,617
1.125% 8/31/21	12,193,100	12,334,083
1.125% 9/30/21	11,109,800	11,247,805
1.25% 3/31/21	200	202
1.25% 10/31/21	7,961,800	8,081,849
1.25% 7/31/23	13,243,000	13,680,640
1.25% 8/31/24	46,487,300	48,430,324
1.375% 4/30/21	15,324,700	15,488,722
1.375% 5/31/21	11,474,900	11,608,475
1.375% 6/30/23	11,597,800	12,017,314
1.375% 8/31/23	1,414,100	1,467,515
1.375% 9/30/23	14,100,300	14,645,585
1.375% 1/31/25	9,913,000	10,409,812
1.375% 8/31/26	2,670,800	2,823,641
1.5% 8/31/21	46,149,000	46,897,119
1.5% 9/30/21	86,329,000	87,829,641
1.5% 10/31/21	87,503,000	89,126,591
1.5% 11/30/21	6,700,000	6,831,906
1.5% 1/31/22	778,900	795,938
1.5% 8/15/22	55,547,800	57,170,837
1.5% 9/15/22	23,304,000	24,010,403
1.5% 2/28/23	2,682,400	2,779,008
1.5% 3/31/23	10,176,900	10,555,353
1.5% 9/30/24	112,329,000	118,283,314
1.5% 10/31/24	138,521,000	145,966,504
1.5% 11/30/24	52,679,000	55,572,230
1.5% 8/15/26	11,644,100	12,395,508
1.5% 2/15/30	58,387,000	63,112,698
1.625% 11/30/20	2,266,300	2,282,412
1.625% 6/30/21	900	914
1.625% 8/31/22	16,786,200	17,330,440
1.625% 11/15/22	31,759,000	32,882,971
1.625% 12/15/22	34,771,000	36,047,748
1.625% 4/30/23	8,446,600	8,797,662
1.625% 5/31/23	9,273,600	9,669,177
1.625% 10/31/23	16,784,500	17,592,254
1.625% 2/15/26	1,812,700	1,938,102
1.625% 5/15/26	999,900	1,070,674
1.625% 9/30/26	1,274,000	1,367,311
1.625% 10/31/26	22,470,000	24,127,163
1.625% 11/30/26	2,021,000	2,171,233
1.625% 8/15/29	5,938,600	6,479,105
1.75% 11/15/20	400	403
1.75% 7/31/21	300	305
1.75% 11/30/21	25,651,000	26,253,197
1.75% 3/31/22	20,853,600	21,453,956
1.75% 5/31/22	2,861,800	2,951,455
1.75% 6/15/22	3,802,400	3,925,087
1.75% 6/30/22	4,865,800	5,025,269
1.75% 7/15/22	5,256,000	5,431,132
1.75% 9/30/22	5,131,500	5,319,722
1.75% 1/31/23	4,570,000	4,760,119
1.75% 6/30/24	7,244,300	7,685,184
1.75% 7/31/24	31,872,800	33,841,194
1.75% 12/31/24	45,915,000	48,974,804
1.75% 11/15/29 (f)	23,793,000	26,263,382
1.875% 11/30/21	14,483,500	14,852,377
1.875% 1/31/22	9,778,100	10,053,109
1.875% 2/28/22	36,469,000	37,548,824
1.875% 3/31/22	23,673,300	24,409,392
1.875% 4/30/22	4,392,000	4,534,397
1.875% 5/31/22	2,858,100	2,955,231
1.875% 7/31/22	5,928,100	6,145,078
1.875% 8/31/22	12,417,700	12,894,035
1.875% 9/30/22	14,080,600	14,636,674
1.875% 10/31/22	4,883,700	5,083,436
1.875% 6/30/26	15,666,100	17,025,257
1.875% 7/31/26	33,197,000	36,099,144
2% 11/30/20	9,125,500	9,207,130
2% 2/28/21	4,701,900	4,765,816
2% 5/31/21	7,181,100	7,310,416
2% 8/31/21	19,302,900	19,738,723
2% 10/31/21	5,293,600	5,429,662
2% 12/31/21	608,700	626,200
2% 7/31/22	8,566,000	8,904,625
2% 11/30/22	26,380,700	27,575,045
2% 4/30/24	10,425,000	11,139,275
2% 5/31/24	35,935,300	38,438,138
2% 6/30/24	4,459,800	4,775,993
2% 2/15/25	647,800	699,270
2% 8/15/25	6,441,400	6,991,687
2% 11/15/26	11,997,900	13,170,039
2.125% 1/31/21	545,400	552,388
2.125% 5/31/21	32,693,500	33,317,997
2.125% 6/30/21	1,294,000	1,320,840
2.125% 8/15/21	16,174,900	16,548,313
2.125% 9/30/21	7,778,200	7,978,428
2.125% 12/31/21	2,842,900	2,930,075
2.125% 5/15/22	9,016,000	9,359,031
2.125% 6/30/22	7,266,700	7,561,910
2.125% 12/31/22	24,694,600	25,928,365
2.125% 11/30/23	20,730,600	22,108,861
2.125% 2/29/24	9,378,800	10,040,079
2.125% 3/31/24	53,728,900	57,592,763
2.125% 7/31/24	2,225,100	2,397,111
2.125% 9/30/24	16,014,500	17,288,153
2.125% 11/30/24	2,535,000	2,743,741
2.125% 5/15/25	1,939,000	2,110,935
2.25% 4/30/21	16,553,100	16,863,471
2.25% 7/31/21	5,648,300	5,783,109
2.25% 4/15/22	42,561,100	44,205,355
2.25% 12/31/23	522,200	560,019
2.25% 1/31/24	6,447,500	6,924,262
2.25% 4/30/24	73,068,600	78,777,084
2.25% 10/31/24	23,871,200	25,935,686
2.25% 11/15/24	15,315,800	16,651,146
2.25% 12/31/24	13,968,400	15,211,915
2.25% 11/15/25	18,937,500	20,854,922
2.25% 2/15/27	944,000	1,054,625
2.25% 8/15/27	52,691,000	59,215,627
2.25% 11/15/27	105,049,100	118,373,101
2.375% 3/15/21	3,234,800	3,290,651
2.375% 3/15/22	5,867,700	6,098,282
2.375% 1/31/23	7,523,300	7,961,473
2.375% 2/29/24	50,172,600	54,180,528
2.375% 8/15/24	5,198,200	5,656,901
2.375% 5/15/27	22,662,000	25,587,700
2.375% 5/15/29	36,416,200	42,042,218
2.5% 2/28/21	100	102
2.5% 1/15/22	45,352,000	47,056,243
2.5% 2/15/22	108,400,000	112,685,188
2.5% 3/31/23	19,298,800	20,556,991
2.5% 8/15/23	17,319,200	18,587,696
2.5% 1/31/24	45,416,000	49,177,013
2.5% 5/15/24	17,021,500	18,528,834
2.5% 1/31/25	20,661,800	22,775,599
2.5% 2/28/26	9,949,100	11,135,997
2.625% 5/15/21	588,800	602,347
2.625% 6/15/21	15,233,000	15,615,610
2.625% 7/15/21	700	719
2.625% 12/15/21	46,171,900	47,901,543
2.625% 12/31/23	39,045,500	42,387,246
2.625% 3/31/25	2,858,900	3,176,841
2.625% 12/31/25	10,880,100	12,226,087
2.625% 1/31/26	9,021,000	10,149,682
2.625% 2/15/29	20,536,100	24,082,588
2.75% 4/30/23	11,148,100	11,975,063
2.75% 5/31/23	800	861
2.75% 7/31/23	10,000	10,804
2.75% 8/31/23	32,581,800	35,262,162
2.75% 11/15/23	12,801,100	13,918,196
2.75% 2/15/24	24,170,600	26,411,101
2.75% 2/28/25	3,753,700	4,186,255
2.75% 6/30/25	3,682,400	4,130,761
2.75% 2/15/28	90,222,400	105,341,700
2.875% 9/30/23	500	544
2.875% 10/31/23	33,848,500	36,914,698
2.875% 11/30/23	22,756,900	24,862,802
2.875% 4/30/25	12,040,300	13,545,808
2.875% 5/31/25	21,522,000	24,249,241
2.875% 5/15/28	46,361,100	54,773,104
2.875% 8/15/28	38,531,600	45,682,523
3% 10/31/25	7,767,100	8,862,989
3.125% 5/15/21	9,067,900	9,320,455
3.125% 11/15/28	3,802,200	4,602,147
3.625% 2/15/21	7,093,800	7,265,326

TOTAL U.S. TREASURY OBLIGATIONS		4,654,110,035

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,439,230,794)		4,773,209,374

U.S. Government Agency - Mortgage Securities - 27.2%
Fannie Mae - 10.6%
12 month U.S. LIBOR + 1.520% 3.853% 11/1/34 (a)(c)	634,133	654,221
12 month U.S. LIBOR + 1.640% 3.546% 4/1/41 (a)(c)	223,411	233,038
12 month U.S. LIBOR + 1.880% 4.033% 11/1/34 (a)(c)	52,947	55,188
2.5% 1/1/22 to 5/1/50	88,967,466	92,970,785
3% 10/1/26 to 4/1/50	374,008,295	396,685,521
3.5% 9/1/20 to 7/1/49	286,435,826	305,521,944
4% 4/1/24 to 9/1/49	247,599,136	266,469,812
4.5% to 4.5% 7/1/20 to 1/1/50	81,468,777	88,816,629
5% 12/1/20 to 10/1/49	29,901,130	33,285,559
5.5% 12/1/22 to 6/1/49	17,282,288	19,818,012
6% to 6% 2/1/23 to 7/1/41	4,305,823	5,078,734
6.5% 3/1/22 to 6/1/40	1,593,283	1,870,202

TOTAL FANNIE MAE		1,211,459,645

Freddie Mac - 6.2%
12 month U.S. LIBOR + 1.950% 4.442% 9/1/37 (a)(c)	73,007	76,189
U.S. TREASURY 1 YEAR INDEX + 1.710% 3.27% 3/1/36 (a)(c)	484,299	505,180
U.S. TREASURY 1 YEAR INDEX + 2.230% 4.059% 12/1/35 (a)(c)	267,244	279,411
U.S. TREASURY 1 YEAR INDEX + 2.250% 3.843% 3/1/35 (a)(c)	108,291	113,036
2.5% 11/1/22 to 6/1/50	83,853,154	87,531,092
3% 2/1/27 to 4/1/50	196,386,567	207,925,384
3% 8/1/47	92,989	97,936
3% 5/1/49	72,513	76,350
3.5% 1/1/21 to 11/1/49	183,327,227	195,366,778
3.5% 8/1/47	241,940	256,875
3.5% 9/1/47	55,766	59,209
3.5% 9/1/47	3,984,067	4,303,609
4% 2/1/25 to 11/1/49	126,216,880	135,617,889
4% 8/1/33	308,327	326,633
4.5% 6/1/25 to 1/1/50	46,928,547	51,003,996
5% 4/1/23 to 10/1/49	12,670,184	14,079,520
5.5% 5/1/23 to 6/1/49	6,595,828	7,511,508
6% 4/1/32 to 8/1/37	132,845	153,819
6.5% 8/1/36 to 12/1/37	34,386	40,531

TOTAL FREDDIE MAC		705,324,945

Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
2.5% 2/1/32	22,271	23,365
Ginnie Mae - 7.1%
3.5% 11/15/40 to 12/20/49	251,583,508	269,637,518
4% 1/15/25 to 10/20/49	127,612,481	137,549,163
5% 1/20/39 to 3/20/49	19,831,619	22,074,148
2.5% 10/20/42 to 5/20/50	23,152,158	24,401,795
2.5% 6/1/50 (d)	9,900,000	10,414,822
3% 4/15/42 to 3/20/50	237,991,686	252,857,710
3% 6/1/50 (d)	12,800,000	13,550,196
3.5% 6/1/50 (d)	1,800,000	1,907,527
3.5% 6/1/50 (d)	7,300,000	7,736,082
4% 6/1/50 (d)	2,100,000	2,237,074
4.5% to 4.5% 3/20/33 to 5/20/49	57,604,642	62,890,218
4.5% 6/1/50 (d)	1,000,000	1,075,000
5.5% 12/20/32 to 6/20/49	4,384,750	4,986,312
6% to 6% 5/20/34 to 12/15/40	1,253,278	1,466,612
6.5% 8/20/36 to 1/15/39	230,987	273,297

TOTAL GINNIE MAE		813,057,474

Uniform Mortgage Backed Securities - 3.3%
2.5% 6/1/35 (d)	4,900,000	5,127,008
2.5% 6/1/35 (d)	5,700,000	5,964,070
2.5% 6/1/35 (d)	7,800,000	8,161,359
2.5% 6/1/35 (d)	1,250,000	1,307,910
2.5% 6/1/35 (d)	8,900,000	9,312,320
2.5% 6/1/35 (d)	12,100,000	12,660,570
2.5% 6/1/50 (d)	43,900,000	45,537,676
3% 6/1/35 (d)	11,800,000	12,435,172
3% 6/1/35 (d)	2,200,000	2,318,422
3% 6/1/50 (d)	67,250,000	70,738,594
3% 6/1/50 (d)	3,075,000	3,234,516
3% 6/1/50 (d)	23,900,000	25,139,813
3% 7/1/50 (d)	28,250,000	29,648,155
3.5% 6/1/35 (d)	300,000	316,641
3.5% 6/1/50 (d)	58,300,000	61,508,780
3.5% 6/1/50 (d)	20,850,000	21,997,565
3.5% 6/1/50 (d)	16,600,000	17,513,649
4% 6/1/50 (d)	8,600,000	9,152,953
4.5% 6/1/50 (d)	15,600,000	16,850,437
4.5% 6/1/50 (d)	9,800,000	10,585,531

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		369,511,141

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,995,447,769)		3,099,376,570

Asset-Backed Securities - 0.1%
CarMax Auto Owner Trust Series 2018-3 Class A3, 3.13% 6/15/23	$1,702,000	$1,737,951
Chase Issuance Trust Series 2012-A7 Class A7, 2.16% 9/15/24	1,662,000	1,725,770
Citibank Credit Card Issuance Trust:
Series 2013-A9 Class A9, 3.72% 9/8/25	834,000	897,430
Series 2018-A6 Class A6, 3.21% 12/7/24	1,693,000	1,806,959
2.19% 11/20/23	1,013,000	1,039,166
Discover Card Master Trust:
Series 2017-A4 Class A4, 2.53% 10/15/26	256,000	274,286
Series 2018-A1 Class A1, 3.03% 8/15/25	3,422,000	3,625,973
Ford Credit Floorplan Master Owner Trust Series 2018-2 Class A, 3.17% 3/15/25	3,396,000	3,458,194
TOTAL ASSET-BACKED SECURITIES
(Cost $14,155,728)		14,565,729

Commercial Mortgage Securities - 2.0%
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	4,286,000	4,571,074
Series 2020-BN25 Class A5, 2.649% 1/15/63	4,650,000	4,905,730
Benchmark Mortgage Trust:
Series 2019-B12 Class A5, 3.1156% 8/15/52	4,705,000	5,137,717
Series 2019-B9 Class A5, 4.0156% 3/15/52	4,179,000	4,805,001
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	5,370,000	5,780,048
Series 2015-GC29 Class A4, 3.192% 4/10/48	2,028,000	2,113,442
Series 2015-P1 Class A5, 3.717% 9/15/48	1,045,000	1,132,542
Series 2016-C1 Class A4, 3.209% 5/10/49	3,308,000	3,533,581
Series 2016-P4:
Class A4, 2.902% 7/10/49	3,832,000	4,015,850
Class AAB, 2.779% 7/10/49	2,201,000	2,287,550
COMM Mortgage Trust:
sequential payer:
Series 2013-CR13 Class A3, 3.928% 11/10/46	5,728,746	6,118,004
Series 2013-CR7 Class A4, 3.213% 3/10/46	2,062,124	2,141,189
Series 2014-LC15 Class A4, 4.006% 4/10/47	1,909,000	2,051,082
Series 2013-CR6 Class A4, 3.101% 3/10/46	3,344,000	3,418,304
Series 2015-CR22 Class A5, 3.309% 3/10/48	3,462,000	3,682,739
CSAIL Commercial Mortgage Trust sequential payer:
Series 2015-C3 Class A4, 3.7182% 8/15/48	2,240,000	2,413,725
Series 2019-C17:
Class A4, 2.7628% 9/15/52	3,480,000	3,674,379
Class A5, 3.0161% 9/15/52	3,480,000	3,744,093
Freddie Mac:
sequential payer:
Series 2020-K104 Class A2, 2.253% 1/25/30	16,200,000	17,620,722
Series K034 Class A2, 3.531% 7/25/23	1,604,000	1,734,942
Series K057 Class A2, 2.57% 7/25/26	2,844,000	3,091,254
Series K080 Class A2, 3.926% 7/25/28	2,957,000	3,519,459
Series 2017-K727 Class A2, 2.946% 7/25/24	4,770,000	5,099,516
Series K-1510 Class A2, 3.718% 1/25/31	2,646,000	3,102,740
Series K013 Class A2, 3.974% 1/25/21	2,063,000	2,088,762
Series K020 Class A2, 2.373% 5/25/22	1,854,000	1,906,351
Series K036 Class A2, 3.527% 10/25/23	1,600,000	1,738,933
Series K046 Class A2, 3.205% 3/25/25	5,935,000	6,562,209
Series K047 Class A2, 3.329% 5/25/25	688,000	766,338
Series K053 Class A2, 2.995% 12/25/25	1,267,000	1,398,232
Series K056 Class A2, 2.525% 5/25/26	3,698,000	4,005,679
Series K062 Class A1, 3.032% 9/25/26	3,512,779	3,798,999
Series K064 Class A2, 3.224% 3/25/27	3,075,000	3,470,671
Series K068 Class A2, 3.244% 8/25/27	4,243,000	4,810,484
Series K079 Class A2, 3.926% 6/25/28	1,386,000	1,648,673
Series K094 Class A2, 2.903% 6/25/29	9,484,000	10,710,323
Series K730 Class A2, 3.59% 1/25/25	6,894,000	7,602,751
GS Mortgage Securities Trust sequential payer:
Series 2013-GC10 Class A4, 2.681% 2/10/46	1,321,104	1,347,765
Series 2014-GC26 Class A4, 3.364% 11/10/47	4,438,000	4,702,400
Series 2020-GC45 Class A5, 2.9106% 2/13/53	9,700,000	10,444,887
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2013-C12 Class A5, 3.6637% 7/15/45	3,566,000	3,749,348
Series 2014-C21 Class A5, 3.7748% 8/15/47	6,016,000	6,479,498
Series 2014-C23 Class A5, 3.9342% 9/15/47	1,702,000	1,842,641
Series 2014-C24 Class A5, 3.6385% 11/15/47	4,646,000	4,982,035
Series 2015-C29 Class A4, 3.6108% 5/15/48	1,604,000	1,732,441
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C2 Class ASB, 2.9542% 6/15/49	3,149,000	3,270,930
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	2,968,321	3,026,825
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C13 Class A4, 3.9936% 1/15/46 (a)	1,355,617	1,438,351
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.1529% 8/15/46 (a)	3,367,000	3,610,027
Series 2015-C27 Class ASB, 3.557% 12/15/47	841,000	884,066
Series 2016-C28 Class ASB, 3.288% 1/15/49	1,618,000	1,684,461
Series 2015-C20 Class A4, 3.249% 2/15/48	2,625,000	2,769,983
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	4,000,000	4,208,715
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	5,667,000	6,055,918
Series 2020-C55 Class A5, 2.725% 2/15/53	3,600,000	3,796,169
Series 2018-C48 Class A5, 4.302% 1/15/52	3,485,000	4,042,095
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	1,782,000	1,850,079
Series 2014-C25 Class A5, 3.631% 11/15/47	2,576,000	2,765,133
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $214,408,713)		224,886,855

Municipal Securities - 0.5%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	1,730,000	2,950,965
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	$900,000	$1,567,026
Series 2010 S1, 7.043% 4/1/50	1,325,000	2,247,505
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	4,410,000	7,605,089
Series 2010, 7.6% 11/1/40	2,840,000	5,050,287
Series 2018, 3.5% 4/1/28	2,300,000	2,611,742
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	1,365,000	1,506,209
Dallas Fort Worth Int'l. Arpt. Rev. Series 2019 A, 3.144% 11/1/45	435,000	403,036
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	2,925,000	2,820,578
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	1,355,000	1,700,295
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	1,685,000	2,862,124
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	890,000	1,162,020
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	840,000	927,872
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	837,000	1,363,347
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	2,700,000	2,467,044
4.131% 6/15/42	2,700,000	2,358,963
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	1,610,000	2,458,470
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	1,910,000	2,620,195
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	1,095,000	1,335,714
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	920,000	1,194,436
Series 2010 164, 5.647% 11/1/40	930,000	1,326,143
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	1,010,000	1,073,287
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	1,130,000	1,572,372
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	2,016,000	2,690,916
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	175,000	254,891
Series 2015 AP, 3.931% 5/15/45	665,000	776,095
Univ. of Virginia Gen. Rev. (Multi-Year Cap. Proj. Fing. Prog.) Series 2017 C, 4.179% 9/1/2117	845,000	1,104,660
TOTAL MUNICIPAL SECURITIES
(Cost $52,989,140)		56,011,281

Foreign Government and Government Agency Obligations - 1.3%
Alberta Province:
2.95% 1/23/24	$5,000,000	$5,390,450
3.3% 3/15/28	696,000	799,502
Banque Centrale de Tunisie 1.416% 8/5/21	1,515,000	1,533,938
Canadian Government 2% 11/15/22	845,000	878,940
Chilean Republic:
3.24% 2/6/28	2,067,000	2,257,552
3.25% 9/14/21	1,604,000	1,655,629
3.86% 6/21/47	1,069,000	1,209,974
Colombian Republic:
2.625% 3/15/23	1,350,000	1,362,656
3.875% 4/25/27	4,028,000	4,293,596
4% 2/26/24	686,000	721,801
4.5% 3/15/29	2,157,000	2,374,048
5% 6/15/45	2,146,000	2,435,710
5.625% 2/26/44	1,386,000	1,674,894
6.125% 1/18/41	846,000	1,061,730
Hungarian Republic:
5.375% 3/25/24	5,000,000	5,656,250
5.75% 11/22/23	9,270,000	10,486,688
Indonesian Republic:
2.85% 2/14/30	1,800,000	1,836,000
3.4% 9/18/29	1,000,000	1,060,313
3.5% 2/14/50	1,200,000	1,222,569
5.35% 2/11/49	1,000,000	1,259,375
Israeli State:
3.25% 1/17/28	2,565,000	2,854,358
4% 6/30/22	1,247,000	1,325,177
Italian Republic:
2.375% 10/17/24	1,400,000	1,394,992
2.875% 10/17/29	1,600,000	1,558,376
4% 10/17/49	1,000,000	985,347
6.875% 9/27/23	1,069,000	1,232,421
Jordanian Kingdom 3% 6/30/25	341,000	380,095
Manitoba Province:
2.1% 9/6/22	339,000	351,051
2.125% 5/4/22	713,000	733,676
3.05% 5/14/24	267,000	289,529
Ontario Province:
2.25% 5/18/22	1,038,000	1,073,769
2.3% 6/15/26	4,615,000	4,980,000
2.4% 2/8/22	929,000	958,737
2.5% 4/27/26	891,000	970,762
2.55% 2/12/21	1,756,000	1,782,147
3.05% 1/29/24	2,120,000	2,305,055
Panamanian Republic:
3.16% 1/23/30	1,711,000	1,806,709
3.75% 3/16/25	540,000	579,150
4% 9/22/24	682,000	736,986
4.3% 4/29/53	1,012,000	1,167,911
4.5% 4/16/50	1,212,000	1,432,433
Peruvian Republic:
2.844% 6/20/30	3,820,000	4,037,263
4.125% 8/25/27	919,000	1,044,501
5.625% 11/18/50	1,275,000	1,989,797
6.55% 3/14/37	548,000	828,679
Philippine Republic:
3% 2/1/28	3,387,000	3,643,802
3.75% 1/14/29	1,000,000	1,143,125
3.95% 1/20/40	1,444,000	1,681,358
4.2% 1/21/24	678,000	734,147
6.375% 10/23/34	1,849,000	2,657,938
Polish Government:
3.25% 4/6/26	1,176,000	1,303,155
4% 1/22/24	811,000	896,577
5% 3/23/22	2,585,000	2,769,181
Province of British Columbia 2.25% 6/2/26	672,000	727,917
Province of Quebec:
1.5% 2/11/25	6,000,000	6,220,380
2.375% 1/31/22	677,000	698,671
2.5% 4/20/26	1,009,000	1,100,335
2.75% 8/25/21	3,565,000	3,666,959
2.75% 4/12/27	846,000	942,529
2.875% 10/16/24	370,000	404,913
Ukraine Government 1.471% 9/29/21	1,836,000	1,864,127
United Mexican States:
3.625% 3/15/22	534,000	554,359
3.75% 1/11/28	1,604,000	1,659,138
4% 10/2/23	3,342,000	3,533,121
4.125% 1/21/26	455,000	486,395
4.15% 3/28/27	5,020,000	5,356,340
4.35% 1/15/47	2,568,000	2,582,445
4.5% 4/22/29	1,000,000	1,079,375
4.5% 1/31/50	2,200,000	2,277,000
4.6% 1/23/46	1,034,000	1,066,636
4.6% 2/10/48	3,128,000	3,234,548
4.75% 3/8/44	1,730,000	1,815,419
5.55% 1/21/45	698,000	814,479
6.05% 1/11/40	856,000	1,033,085
Uruguay Republic:
4.125% 11/20/45	846,621	936,574
4.375% 1/23/31	2,824,181	3,220,449
4.975% 4/20/55	1,049,811	1,276,833
5.1% 6/18/50	1,025,748	1,256,862
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $142,287,557)		148,608,708

Supranational Obligations - 1.1%
African Development Bank:
1.25% 7/26/21	1,674,000	1,692,874
2.375% 9/23/21	517,000	530,545
Asian Development Bank:
1.5% 10/18/24	4,500,000	4,699,361
1.75% 9/13/22	2,544,000	2,625,561
1.875% 2/18/22	356,000	365,365
2% 4/24/26	1,123,000	1,214,702
2.125% 11/24/21	860,000	881,984
2.25% 1/20/21	525,000	531,258
2.5% 11/2/27	1,195,000	1,344,617
2.625% 1/30/24	2,742,000	2,963,169
2.625% 1/12/27	1,158,000	1,299,832
2.75% 3/17/23	1,707,000	1,819,714
2.75% 1/19/28	874,000	1,002,855
Council of Europe Development Bank 1.625% 3/16/21	672,000	678,257
European Bank for Reconstruction & Development:
1.125% 8/24/20	836,000	837,265
2.125% 3/7/22	836,000	862,338
European Investment Bank:
0.875% 5/17/30	1,760,000	1,763,766
1.375% 6/15/20	485,000	485,145
1.375% 9/15/21	3,131,000	3,173,506
1.625% 6/15/21	1,247,000	1,263,804
1.875% 2/10/25	535,000	569,569
2% 3/15/21	850,000	860,678
2% 12/15/22	2,525,000	2,631,751
2.125% 10/15/21	506,000	518,328
2.25% 3/15/22	2,834,000	2,934,359
2.25% 8/15/22	335,000	349,334
2.25% 6/24/24	4,115,000	4,420,187
2.375% 6/15/22	2,496,000	2,601,830
2.375% 5/24/27	713,000	793,832
2.5% 4/15/21	829,000	844,322
2.5% 3/15/23	3,743,000	3,967,534
2.5% 10/15/24	1,020,000	1,111,202
2.875% 9/15/20	1,604,000	1,614,753
2.875% 8/15/23	1,888,000	2,039,062
3.125% 12/14/23	2,459,000	2,695,205
3.25% 1/29/24	356,000	392,939
Inter-American Development Bank:
1.25% 9/14/21	1,310,000	1,325,511
1.75% 4/14/22	335,000	343,954
1.75% 9/14/22	1,096,000	1,130,394
1.75% 3/14/25	5,400,000	5,711,011
1.875% 6/16/20	939,000	939,459
1.875% 3/15/21	696,000	703,816
2% 6/2/26	713,000	770,125
2.125% 1/18/22	1,087,000	1,118,794
2.125% 1/15/25	326,000	349,810
2.25% 6/18/29	3,189,000	3,560,174
2.375% 7/7/27	1,200,000	1,335,523
2.5% 1/18/23	1,241,000	1,310,628
2.625% 4/19/21	1,696,000	1,730,504
3% 10/4/23	637,000	692,132
4.375% 1/24/44	713,000	1,075,218
International Bank for Reconstruction & Development:
0.875% 5/14/30	3,108,000	3,091,516
1.125% 8/10/20	3,529,000	3,534,126
1.375% 5/24/21	1,009,000	1,019,572
1.375% 9/20/21	933,000	945,245
1.5% 8/28/24	7,014,000	7,311,506
1.625% 3/9/21	1,069,000	1,080,614
1.625% 2/10/22	696,000	711,458
1.625% 1/15/25	4,300,000	4,517,016
1.75% 4/19/23	1,195,000	1,242,458
1.875% 10/7/22	3,030,000	3,140,241
1.875% 6/19/23	2,992,000	3,128,764
1.875% 10/27/26	849,000	911,540
2% 1/26/22	5,780,000	5,939,454
2.25% 6/24/21	2,865,000	2,918,774
2.5% 3/19/24	677,000	730,794
2.5% 11/25/24	1,016,000	1,106,912
2.5% 7/29/25	676,000	742,973
2.75% 7/23/21	1,720,000	1,767,158
7.625% 1/19/23	988,000	1,175,141
International Finance Corp.:
1.125% 7/20/21	1,167,000	1,177,966
1.625% 7/16/20	511,000	511,664
2.25% 1/25/21	333,000	336,816
2.875% 7/31/23	767,000	827,040
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $122,758,976)		128,346,604

Bank Notes - 0.2%
Bank of America NA 6% 10/15/36	344,000	477,959
BB&T Corp.:
2.636% 9/17/29 (a)	$5,000,000	$4,964,106
3.8% 10/30/26	427,000	473,069
Citibank NA 3.65% 1/23/24	4,456,000	4,866,993
Discover Bank 3.45% 7/27/26	2,273,000	2,333,748
RBS Citizens NA:
2.25% 4/28/25	3,750,000	3,826,240
2.65% 5/26/22	3,633,000	3,724,386
3.75% 2/18/26	2,407,000	2,619,837
SunTrust Banks, Inc. 3.3% 5/15/26	1,355,000	1,450,996
U.S. Bank NA, Cincinnati 3.4% 7/24/23	1,782,000	1,914,870
TOTAL BANK NOTES
(Cost $25,712,629)		26,652,204
	Shares	Value

Money Market Funds - 3.4%
Fidelity Cash Central Fund 0.11% (g)
(Cost $391,031,122)	390,952,932	391,031,122
	Maturity Amount	Value

Repurchase Agreements - 0.2%
Investments in repurchase agreements in a joint trading account at 0.08%, dated 5/29/20 due 6/1/20 (Collateralized by U.S. Government Obligations) #(h)
(Cost $25,852,000)	25,852,172	25,852,000
TOTAL INVESTMENT IN SECURITIES - 103.6%
(Cost $11,187,727,387)		11,819,332,408
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(410,042,490)
NET ASSETS - 100%		$11,409,289,918

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $122,688,047 or 1.1% of net assets.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) A portion of the security sold on a delayed delivery basis.

 (f) Security or a portion of the security is on loan at period end.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,272,620
Total	$1,272,620

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$25,852,000 due 6/01/20 at 0.08%
Jp Morgan Secs Llc	$25,852,000
$25,852,000

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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